UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4474

Name of Registrant:	Vanguard California Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end:	August 31
Date of reporting period:	September 1, 2008 - August 31, 2009

Item 1: Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2009

					Face	Market
			Maturity		Amount	Value
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.3%)
California (100.2%)
	ABAG Finance Auth. for Non-Profit Corp.
	California (Acacia Creek) VRDO	0.200%	9/1/09		31,100	31,100
	ABAG Finance Auth. for Non-Profit Corp.
	California (Computer History Museum) VRDO	0.240%	9/8/09	LOC	7,000	7,000
	ABAG Finance Auth. for Non-Profit Corp.
	California (La Jolla Day School) VRDO	0.550%	9/8/09	LOC	11,800	11,800
	ABAG Finance Auth. for Non-Profit Corp.
	California (On Lok Senior Health) VRDO	0.280%	9/8/09	LOC	5,000	5,000
	ABAG Finance Auth. for Non-Profit Corp.
	California (Point Loma Nazarene) VRDO	0.180%	9/8/09	LOC	12,000	12,000
	ABAG Finance Auth. for Non-Profit Corp.
	California (San Francisco Friends) VRDO	0.210%	9/8/09	LOC	24,000	24,000
	ABAG Finance Auth. for Non-Profit Corp.
	California (Schools of the Sacred Heart)
	VRDO	0.230%	9/8/09	LOC	5,500	5,500
	Antelope Vallet (East Kern California) VRDO	0.180%	9/8/09	LOC	13,100	13,100
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB
	VRDO	0.250%	9/8/09		19,745	19,745
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB
	VRDO	0.250%	9/8/09		9,840	9,840
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB
	VRDO	0.270%	9/8/09		14,910	14,910
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB
	VRDO	0.270%	9/8/09		6,505	6,505
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB
	VRDO	0.270%	9/8/09		2,495	2,495
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB
	VRDO	0.270%	9/8/09		5,900	5,900
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB
	VRDO	0.290%	9/8/09		4,290	4,290
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB
	VRDO	0.290%	9/8/09		10,000	10,000
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB
	VRDO	0.310%	9/8/09		7,500	7,500
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.100%	9/8/09		20,000	20,000
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.150%	9/8/09		5,300	5,300
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.150%	9/8/09		156,300	156,300
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.200%	9/8/09		22,350	22,350
	Berkeley CA Rev. (Berkeley-Albany YMCA)
	VRDO	0.280%	9/8/09	LOC	13,065	13,065
	Berkeley CA TRAN	4.000%	10/29/09		8,000	8,022
	California Communities NT Program NT
	Participation TRAN	2.000%	6/30/10		17,500	17,728
1	California Dept. of Veteran Affairs Rev. TOB
	VRDO	0.290%	9/8/09		11,140	11,140
1	California Dept. of Water Resources Water
	System Rev. TOB VRDO	0.290%	9/8/09		5,000	5,000
1	California Educ. Fac. Auth. (Loyola Marymount
	Univ.) TOB VRDO	0.310%	9/8/09	LOC	3,685	3,685

California Educ. Fac. Auth. Rev. (California
Institute of Technology) VRDO	0.110%	9/8/09		20,000	20,000
California Educ. Fac. Auth. Rev. (California
Institute of Technology) VRDO	0.140%	9/8/09		18,300	18,300
California Educ. Fac. Auth. Rev. (Loyola-
Marymount Univ.) VRDO	0.400%	9/8/09	LOC	9,705	9,705
California Educ. Fac. Auth. Rev. (Stanford Univ.)
CP	0.570%	10/28/09		40,000	40,000
California Educ. Fac. Auth. Rev. (Stanford Univ.)
CP	0.570%	11/2/09		33,000	33,000
California Educ. Fac. Auth. Rev. (Stanford Univ.)
CP	0.570%	11/4/09		40,000	40,000
1 California Educ. Fac. Auth. Rev. (Stanford Univ.)
TOB VRDO	0.210%	9/8/09		4,475	4,475
1 California Educ. Fac. Auth. Rev. (Stanford Univ.)
VRDO	0.140%	9/2/09		7,565	7,565
California Educ. Fac. Auth. Rev. (Stanford Univ.)
VRDO	0.140%	9/8/09		15,468	15,468
1 California Educ. Fac. Auth. Rev. (Stanford Univ.)
VRDO	0.140%	9/8/09		4,580	4,580
California Educ. Fac. Auth. Rev. (Univ. of San
Francisco) VRDO	0.450%	9/8/09	LOC	8,305	8,305
1 California Educ. Fac. Auth. Rev. (Univ. of
Southern California) TOB VRDO	0.200%	9/1/09		5,400	5,400
1 California Educ. Fac. Auth. Rev. (Univ. of
Southern California) TOB VRDO	0.270%	9/8/09		4,860	4,860
1 California Educ. Fac. Auth. Rev. (Univ. of
Southern California) TOB VRDO	0.270%	9/8/09		10,230	10,230
1 California Educ. Fac. Auth. Rev. (Univ. of
Southern California) TOB VRDO	0.290%	9/8/09		7,735	7,735
1 California Educ. Fac. Auth. Rev. (Univ. of
Southern California) TOB VRDO	0.290%	9/8/09		11,000	11,000
1 California Educ. Fac. Auth. Rev. (Univ. of
Southern California) TOB VRDO	0.290%	9/8/09		10,065	10,065
1 California Educ. Fac. Auth. Rev. TOB VRDO	0.290%	9/8/09		8,910	8,910
California GO	5.875%	10/1/09	(Prere.)	24,210	24,559
California GO	5.750%	12/1/09	(Prere.)	10,730	10,978
California GO	5.500%	3/1/10	(Prere.)	5,000	5,177
California GO	5.750%	3/1/10	(Prere.)	5,620	5,826
California GO	5.750%	3/1/10	(Prere.)	27,825	28,835
1 California GO TOB VRDO	0.410%	9/8/09		23,098	23,098
1 California GO TOB VRDO	0.470%	9/8/09	(Prere.)	39,635	39,635
California Health Fac. Finance Auth. Rev.
(Adventist Health System West Sutter Health)
VRDO	0.180%	9/8/09	LOC	14,200	14,200
California Health Fac. Finance Auth. Rev.
(Adventist Health System West Sutter Health)
VRDO	0.180%	9/8/09	LOC	7,900	7,900
California Health Fac. Finance Auth. Rev.
(Adventist Health System) VRDO	0.100%	9/1/09	LOC	7,600	7,600
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) VRDO	0.240%	9/8/09	LOC	27,070	27,070
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) VRDO	0.260%	9/8/09	LOC	5,350	5,350
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) VRDO	0.260%	9/8/09	LOC	24,915	24,915
California Health Fac. Finance Auth. Rev.
(Children's Hosp.) VRDO	0.210%	9/8/09	LOC	7,100	7,100

California Health Fac. Finance Auth. Rev.
(Children's Hosp.) VRDO	0.210%	9/8/09	LOC	7,100	7,100
California Health Fac. Finance Auth. Rev.
(Children's Hosp.) VRDO	0.210%	9/8/09	LOC	3,950	3,950
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.) VRDO	0.140%	9/8/09		5,850	5,850
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.) VRDO	0.140%	9/8/09		5,750	5,750
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.) VRDO	0.150%	9/8/09		8,450	8,450
California Health Fac. Finance Auth. Rev.
(Memorial Health Services) VRDO	0.330%	9/8/09		73,275	73,275
California Health Fac. Finance Auth. Rev. (Pitzer
College) VRDO	0.200%	9/8/09	LOC	7,250	7,250
California Health Fac. Finance Auth. Rev.
(Scripps Health) VRDO	0.160%	9/8/09	LOC	20,310	20,310
California Health Fac. Finance Auth. Rev.
(Scripps Health) VRDO	0.160%	9/8/09	LOC	15,015	15,015
California Health Fac. Finance Auth. Rev.
(Scripps Health) VRDO	0.260%	9/8/09	LOC	10,975	10,975
California Health Fac. Finance Auth. Rev.
(Scripps Health) VRDO	0.260%	9/8/09	LOC	12,085	12,085
California Health Fac. Finance Auth. Rev.
(Stanford Hospital) PUT	0.550%	6/16/10		17,000	17,000
California Health Fac. Finance Auth. Rev.
(Stanford Hospital) VRDO	0.180%	9/8/09		41,600	41,600
1 California Health Fac. Finance Auth. Rev.
(Sutter Health) TOB VRDO	0.390%	9/8/09		6,705	6,705
California Housing Finance Agency Home
Mortgage Rev. (Multi-Family Housing III)
VRDO	0.500%	9/8/09		48,115	48,115
California Housing Finance Agency Home
Mortgage Rev. VRDO	2.250%	9/1/09		43,795	43,795
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.700%	9/8/09		35,875	35,875
California Housing Finance Agency Home
Mortgage Rev. VRDO	2.150%	9/8/09	(4)	25,700	25,700
California Housing Finance Agency Home
Mortgage Rev. VRDO	2.250%	9/8/09		10,000	10,000
California Housing Finance Agency Home
Mortgage Rev. VRDO	2.250%	9/8/09		56,690	56,690
California Housing Finance Agency Home
Mortgage VRDO	2.250%	9/8/09		33,700	33,700
California Housing Finance Agency Single
Family Mortgage Rev. VRDO	2.250%	9/8/09		7,020	7,020
California Infrastructure & Econ. Dev. Bank (J.
Paul Getty Trust) CP	0.600%	9/3/09		4,000	4,000
California Infrastructure & Econ. Dev. Bank (J.
Paul Getty Trust) CP	0.700%	12/3/09		5,000	5,000
California Infrastructure & Econ. Dev. Bank Rev.
(American National Red Cross) VRDO	0.190%	9/8/09	LOC	6,500	6,500
California Infrastructure & Econ. Dev. Bank Rev.
(Buck Institute) VRDO	0.210%	9/8/09	LOC	5,500	5,500
California Infrastructure & Econ. Dev. Bank Rev.
(California Academy of Sciences) VRDO	0.100%	9/1/09	LOC	14,860	14,860
California Infrastructure & Econ. Dev. Bank Rev.
(California Academy of Sciences) VRDO	0.100%	9/1/09	LOC	8,925	8,925

California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	0.100%	9/1/09		25,950	25,950
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	0.100%	9/1/09		32,725	32,725
California Infrastructure & Econ. Dev. Bank Rev.
(JSerra Catholic High School Project) VRDO	0.200%	9/8/09	LOC	3,100	3,100
California Infrastructure & Econ. Dev. Bank Rev.
(JSerra Catholic High School Project) VRDO	0.350%	9/8/09	LOC	3,000	3,000
California Infrastructure & Econ. Dev. Bank Rev.
(Orange County Performing) VRDO	0.100%	9/1/09	LOC	7,750	7,750
California Infrastructure & Econ. Dev. Bank Rev.
(Orange County Performing) VRDO	0.180%	9/8/09	LOC	20,000	20,000
California Infrastructure & Econ. Dev. Bank Rev.
(Orange County Performing) VRDO	0.450%	9/8/09	LOC	5,760	5,760
California Infrastructure & Econ. Dev. Bank Rev.
(Pacific Gas & Electric) VRDO	0.200%	9/1/09	LOC	12,855	12,855
California Infrastructure & Econ. Dev. Bank Rev.
(Pacific Gas & Electric) VRDO	0.290%	9/8/09	LOC	12,400	12,400
California Infrastructure & Econ. Dev. Bank Rev.
(Pacific Gas & Electric) VRDO	0.290%	9/8/09	LOC	12,375	12,375
California Infrastructure & Econ. Dev. Bank Rev.
(Pacific Gas & Electric) VRDO	0.400%	9/8/09	LOC	32,000	32,000
California Infrastructure & Econ. Dev. Bank Rev.
(Prinsco Inc. Project) VRDO	0.450%	9/8/09	LOC	9,050	9,050
California Infrastructure & Econ. Dev. Bank Rev.
(Rand Corp.) VRDO	0.230%	9/8/09	LOC	5,000	5,000
California Infrastructure & Econ. Dev. Bank Rev.
(Santa Barbara Performing Arts) VRDO	0.200%	9/8/09	LOC	20,000	20,000
California Infrastructure & Econ. Dev. Bank Rev.
PUT	0.500%	4/1/10		9,000	9,000
1 California Infrastructure & Econ. Dev. Bank Rev.
TOB VRDO	0.270%	9/8/09	(Prere.)	16,840	16,840
California Muni. Financing Auth. Rev. (Allied
Waste Inc.) VRDO	0.380%	9/8/09	LOC	20,000	20,000
California Muni. Financing Auth. Rev. (La Sierra
Univ.) VRDO	0.280%	9/8/09	LOC	6,000	6,000
California Muni. Financing Auth. Rev. (Notre
Dame High School) VRDO	0.370%	9/8/09	LOC	6,425	6,425
1 California Public Works Board Lease Rev. TOB
VRDO	0.270%	9/8/09		11,110	11,110
California School Cash Reserve Program Auth.
Pool TRAN	2.500%	7/1/10	LOC	12,000	12,195
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.130%	9/1/09	LOC	15,205	15,205
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.130%	9/8/09	LOC	3,500	3,500
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.150%	9/8/09	LOC	11,140	11,140
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.200%	9/8/09	LOC	108,900	108,900
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.200%	9/8/09	LOC	9,000	9,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.350%	9/8/09	(4)	23,650	23,650
California State Econ. Recovery Bonds	5.250%	1/1/10		5,130	5,185
1 California State Univ. Rev. TOB VRDO	0.940%	9/8/09	(4)	20,475	20,475
1 California State Univ. TOB VRDO	0.440%	9/8/09	(13)	19,925	19,925

California Statewide Community Dev. Auth.
Multifamily Rev. (Canyon Springs) VRDO	0.310%	9/8/09	LOC	10,105	10,105
California Statewide Community Dev. Auth.
Multifamily Rev. (Knoll Apartments) VRDO	0.320%	9/8/09	LOC	12,715	12,715
California Statewide Community Dev. Auth.
Multifamily Rev. (Valley Palms Apartments)
VRDO	0.300%	9/8/09	LOC	13,500	13,500
California Statewide Community Dev. Auth.
Multifamily Rev. (Village Green Apartments)
VRDO	0.330%	9/8/09		5,800	5,800
California Statewide Community Dev. Auth. Rev.
(Azusa Pacific Univ. Project) VRDO	0.390%	9/8/09	LOC	20,000	20,000
California Statewide Community Dev. Auth. Rev.
(Childrens Hosp.) VRDO	0.210%	9/8/09	LOC	22,600	22,600
California Statewide Community Dev. Auth. Rev.
(Cottage Health Systems) VRDO	0.160%	9/8/09	LOC	21,985	21,985
California Statewide Community Dev. Auth. Rev.
(Cottage Health Systems) VRDO	0.160%	9/8/09	LOC	25,000	25,000
California Statewide Community Dev. Auth. Rev.
(Culinary Institute of America) VRDO	0.550%	9/8/09	LOC	3,000	3,000
California Statewide Community Dev. Auth. Rev.
(Fiorella Investments LLC) VRDO	1.000%	9/8/09	LOC	9,090	9,090
California Statewide Community Dev. Auth. Rev.
(John Muir Health Services) VRDO	0.100%	9/1/09	LOC	2,100	2,100
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.000%	4/1/10		10,000	10,148
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) VRDO	0.150%	9/8/09		26,800	26,800
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) VRDO	0.150%	9/8/09		25,000	25,000
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) VRDO	0.210%	9/8/09		21,300	21,300
California Statewide Community Dev. Auth. Rev.
(Los Angeles County Museum) VRDO	0.200%	9/8/09	LOC	8,645	8,645
California Statewide Community Dev. Auth. Rev.
(Los Angeles County Museum) VRDO	0.210%	9/8/09	LOC	20,000	20,000
California Statewide Community Dev. Auth. Rev.
(Rady Children's Hosp.) VRDO	0.300%	9/8/09	LOC	7,100	7,100
California Statewide Community Dev. Auth. Rev.
(Redlands Community Hosp.) VRDO	0.250%	9/8/09	LOC	24,000	24,000
California Statewide Community Dev. Auth. Rev.
(Univ. of San Diego) VRDO	0.180%	9/8/09	LOC	18,415	18,415
California Statewide Community Dev. Auth. Rev.
VRDO	0.200%	9/8/09	(12)	38,300	38,300
California Statewide Community Dev. Auth. Rev.
VRDO	0.200%	9/8/09	LOC	9,500	9,500
Calleguas-Las Virgines CA Public Financing
Auth. Rev. (Muni Water Dist. Project) VRDO	0.180%	9/8/09	LOC	8,825	8,825
Castaic Lake CA Water Agency Rev. COP
VRDO	0.190%	9/8/09	LOC	4,600	4,600
Central Basin Muni. Water Dist. CA COP VRDO	0.260%	9/8/09	LOC	4,780	4,780
1 Cerritos CA Community College Dist. GO TOB
VRDO	0.340%	9/8/09		7,845	7,845
1 Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer) TOB
VRDO	0.340%	9/8/09		10,850	10,850
Chula Vista CA Multi-Family Housing Rev.
VRDO	0.280%	9/8/09	LOC	18,970	18,970

1 Contra Costa CA Community College Dist. TOB
VRDO	0.390%	9/8/09	(4)	5,110	5,110
Contra Costa CA Housing Finance Agency
Home Mortgage Rev. (Park Regency) VRDO	0.280%	9/8/09	LOC	42,200	42,200
1 Contra Costa CA Water Dist. Rev. TOB VRDO	0.640%	9/8/09		5,200	5,200
Contra Costa County CA Multifamily Housing
(Pleasant Hill) VRDO	0.330%	9/8/09	LOC	58,800	58,800
Dublin San Ramon CA Services Dist. East Bay
Muni. Util. Dist. Recycled Water Auth. CP	0.300%	9/8/09	LOC	41,000	41,000
East Bay CA Muni. Util. Dist. Waste Water
System Rev. VRDO	0.180%	9/8/09		10,000	10,000
1 East Bay CA Muni. Util. Dist. Water System Rev.
TOB VRDO	0.390%	9/8/09	(4)	11,560	11,560
1 East Bay CA Muni. Util. Dist. Water System Rev.
TOB VRDO	0.390%	9/8/09	(4)	19,800	19,800
1 Eastern California Muni. Water. Dist. Water &
Sewer COP VRDO	0.270%	9/8/09		1,590	1,590
Eastern California Muni. Water. Dist. Water &
Sewer Rev. VRDO	0.160%	9/8/09		27,400	27,400
1 Eastern California Muni. Water. Dist. Water &
Sewer Rev. VRDO	0.230%	9/8/09		34,000	34,000
1 Eastern California Muni. Water. Dist. Water &
Sewer Rev. VRDO	0.230%	9/8/09		33,000	33,000
Eastern California Muni. Water. Dist. Water &
Sewer Rev. VRDO	0.240%	9/8/09		8,800	8,800
Eastern California Muni. Water. Dist. Water &
Sewer Rev. VRDO	0.240%	9/8/09		33,120	33,120
Eastern California Muni. Water. Dist. Water &
Sewer Rev. VRDO	0.250%	9/8/09		10,600	10,600
1 Elsinore Valley CA Muni. Water Dist. COP TOB
VRDO	0.250%	9/8/09	(13)	5,165	5,165
Elsinore Valley CA Muni. Water Dist. COP
VRDO	0.500%	9/8/09	LOC	7,900	7,900
Escondido CA Community Dev. COP
(Escondido Community Dev.) VRDO	0.450%	9/8/09	LOC	8,600	8,600
Fresno CA COP VRDO	0.300%	9/8/09	LOC	6,200	6,200
Fresno County CA TRAN	2.000%	6/30/10		50,000	50,639
Garden Grove CA Housing Auth. Mulifamily
Rev. VRDO	0.330%	9/8/09	LOC	9,100	9,100
Golden State Tobacco Securitization Corp.
California	5.600%	6/1/10	(Prere.)	2,260	2,348
1 Imperial Irrigation Dist. California Electric Rev.
TOB VRDO	0.270%	9/8/09		7,495	7,495
Irvine CA Assessment Dist. Improvement Bonds
VRDO	0.100%	9/1/09	LOC	36,085	36,085
Irvine CA Public Fac. & Infrastructure Auth.
Assessment Rev. VRDO	0.100%	9/1/09	LOC	6,885	6,885
Irvine CA Ranch Water Dist. Rev. VRDO	0.150%	9/8/09	LOC	20,000	20,000
1 Irvine California USD Special Tax TOB VRDO	0.790%	9/8/09	LOC	22,695	22,695
1 Irvine California USD Special Tax TOB VRDO	0.990%	9/8/09	LOC	11,305	11,305
Kern County CA TRAN	2.500%	6/30/10		35,000	35,543
Livermore CA COP VRDO	0.300%	9/8/09	LOC	7,300	7,300
1 Long Beach CA Harbor Rev. TOB VRDO	0.420%	9/8/09		7,570	7,570
1 Long Beach CA Harbor Rev. TOB VRDO	0.450%	9/8/09		16,100	16,100
1 Long Beach CA Harbor Rev. TOB VRDO	0.690%	9/8/09		8,665	8,665
Long Beach CA Water Rev. CP	0.350%	10/6/09		11,000	11,000

Los Angeles CA Community Redev. Agency
Multifamily Housing Rev. (Hollywood & Vine
Apartments) VRDO	0.300%	9/8/09	LOC	25,000	25,000
1 Los Angeles CA Community Redev. Agency
Multifamily Housing Rev. (The Alexandria)
TOB VRDO	0.410%	9/8/09	LOC	20,390	20,390
1 Los Angeles CA Dept. of Airports International
Airport Rev. TOB VRDO	0.340%	9/8/09		5,530	5,530
1 Los Angeles CA Dept. of Airports International
Airport Rev. TOB VRDO	0.420%	9/8/09		18,880	18,880
1 Los Angeles CA Dept. of Airports International
Airport Rev. TOB VRDO	0.420%	9/8/09		7,975	7,975
Los Angeles CA Dept. of Airports International
Airport Rev. VRDO	0.200%	9/8/09	LOC	20,000	20,000
1 Los Angeles CA Dept. of Water & Power Rev.
TOB VRDO	0.270%	9/8/09		7,495	7,495
1 Los Angeles CA Dept. of Water & Power Rev.
TOB VRDO	0.270%	9/8/09		4,440	4,440
1 Los Angeles CA Dept. of Water & Power Rev.
TOB VRDO	0.290%	9/8/09	(13)	7,080	7,080
1 Los Angeles CA Dept. of Water & Power Rev.
TOB VRDO	0.540%	9/8/09	(4)	14,245	14,245
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.100%	9/1/09		15,300	15,300
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.100%	9/1/09		5,000	5,000
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.150%	9/8/09		51,300	51,300
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.150%	9/8/09		43,000	43,000
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.150%	9/8/09		20,000	20,000
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.150%	9/8/09		74,800	74,800
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.200%	9/8/09		28,700	28,700
1 Los Angeles CA Harbor Dept. Rev. TOB VRDO	0.250%	9/8/09		9,725	9,725
Los Angeles CA Multifamily Housing Rev.
(Fountain Park) VRDO	0.280%	9/8/09	LOC	25,500	25,500
Los Angeles CA Multifamily Housing Rev.
(Queen Portfolio) VRDO	0.310%	9/8/09	LOC	7,300	7,300
Los Angeles CA Multifamily Housing Rev. (San
Regis) VRDO	0.320%	9/8/09	LOC	23,600	23,600
Los Angeles CA Single Family Mortgage Rev.
VRDO	2.250%	9/8/09		11,540	11,540
Los Angeles CA Single Family Mortgage Rev.
VRDO	2.250%	9/8/09		10,000	10,000
1 Los Angeles CA TOB VRDO	0.270%	9/8/09		4,020	4,020
Los Angeles CA TRAN	2.500%	4/28/10		18,900	19,153
Los Angeles CA USD (Belmont Learning
Complex) VRDO	0.190%	9/8/09	LOC	36,475	36,475
1 Los Angeles CA USD GO TOB VRDO	0.270%	9/8/09		6,660	6,660
1 Los Angeles CA USD GO TOB VRDO	0.270%	9/8/09		4,995	4,995
1 Los Angeles CA USD GO TOB VRDO	0.390%	9/8/09	(4)	22,500	22,500
1 Los Angeles CA USD TOB VRDO	0.290%	9/8/09		8,950	8,950
1 Los Angeles CA USD TOB VRDO	0.310%	9/8/09	LOC	1,870	1,870
Los Angeles CA USD TRAN	2.000%	8/12/10		25,000	25,324

1 Los Angeles CA Wastewater System Rev. TOB
VRDO	0.270%	9/8/09		7,500	7,500
1 Los Angeles CA Wastewater System Rev. TOB
VRDO	0.420%	9/8/09		25,000	25,000
Los Angeles CA Wastewater System Rev.
VRDO	0.150%	9/8/09	LOC	11,730	11,730
Los Angeles CA Wastewater System Rev.
VRDO	0.150%	9/8/09	LOC	14,440	14,440
Los Angeles CA Wastewater System Rev.
VRDO	0.180%	9/8/09	LOC	8,600	8,600
Los Angeles CA Wastewater System Rev.
VRDO	0.210%	9/8/09	LOC	25,000	25,000
Los Angeles CA Wastewater System Rev.
VRDO	0.250%	9/8/09	LOC	8,645	8,645
Los Angeles County CA Housing Auth.
Multifamily Housing Rev. VRDO	0.500%	9/8/09	LOC	6,120	6,120
Los Angeles Regional Airports Improvement
Corp. Rev. VRDO	0.170%	9/1/09	LOC	25,000	25,000
Manteca CA Redev. Agency Tax Allocation Rev.
VRDO	0.140%	9/1/09	LOC	10,550	10,550
1 Metro. Water Dist. of Southern California Rev.
TOB VRDO	0.270%	9/8/09		8,995	8,995
1 Metro. Water Dist. of Southern California Rev.
TOB VRDO	0.270%	9/8/09		7,500	7,500
1 Metro. Water Dist. of Southern California Rev.
TOB VRDO	0.290%	9/8/09		8,750	8,750
1 Metro. Water Dist. of Southern California Rev.
TOB VRDO	0.290%	9/8/09		4,285	4,285
1 Metro. Water Dist. of Southern California Rev.
TOB VRDO	0.290%	9/8/09	(13)	4,000	4,000
Metro. Water Dist. of Southern California Rev.
VRDO	0.080%	9/1/09		17,100	17,100
Metro. Water Dist. of Southern California Rev.
VRDO	0.110%	9/1/09		8,500	8,500
Metro. Water Dist. of Southern California Rev.
VRDO	0.150%	9/8/09		12,680	12,680
Metro. Water Dist. of Southern California Rev.
VRDO	0.150%	9/8/09		24,100	24,100
Metro. Water Dist. of Southern California Rev.
VRDO	0.160%	9/8/09		36,000	36,000
Metro. Water Dist. of Southern California Rev.
VRDO	0.160%	9/8/09		14,640	14,640
Metro. Water Dist. of Southern California Rev.
VRDO	0.180%	9/8/09		26,900	26,900
Metro. Water Dist. of Southern California Rev.
VRDO	0.180%	9/8/09		16,200	16,200
Mission Viejo CA Community Dev. Financing
Auth. (Mission Viejo Mall Improvement) VRDO	0.150%	9/8/09	LOC	25,800	25,800
1 New Haven CA USD TOB VRDO	0.310%	9/8/09	LOC	11,302	11,302
Newport Beach CA Rev. (Hoag Memorial Hosp.)
VRDO	0.140%	9/8/09		24,095	24,095
1 Newport Beach CA Rev. TOB VRDO	0.290%	9/8/09		4,650	4,650
1 Oakland CA Redev. Agency Tax Allocation
(Central Dist.) VRDO	0.270%	9/8/09	LOC	13,710	13,710
Orange County CA GO	2.000%	6/30/10		80,000	81,055
Orange County CA Water Dist. COP VRDO	0.160%	9/8/09		27,550	27,550
1 Orange County CA Water Dist. Rev. COP TOB
VRDO	0.290%	9/8/09		5,000	5,000

Otay CA Water Dist. (Capital Project) COP
VRDO	0.170%	9/8/09	LOC	8,800	8,800
1 Palm Springs CA USD TOB VRDO	0.440%	9/8/09	(13)	10,410	10,410
1 Palomar Pomerado Health System California
GO TOB VRDO	0.250%	9/8/09	(12)	18,500	18,500
Pittsburg CA Public Financing Auth. Water Rev.
VRDO	0.450%	9/8/09	LOC	13,030	13,030
Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.) VRDO	0.140%	9/1/09	LOC	102,515	102,515
1 Port of Oakland CA Rev. TOB VRDO	0.520%	9/8/09	(13)	13,665	13,665
1 Poway CA USD GO TOB VRDO	0.290%	9/8/09	(13)	7,100	7,100
1 Rancho Santiago CA Community College Dist.
TOB VRDO	0.250%	9/8/09	(4)	12,890	12,890
Riverside CA Electric Rev. VRDO	0.230%	9/8/09	LOC	74,200	74,200
Riverside CA Water Rev. VRDO	0.210%	9/8/09		13,400	13,400
Riverside County CA CP	0.350%	9/9/09	LOC	13,000	13,000
Riverside County CA Public Fac. Project VRDO	0.250%	9/8/09	LOC	9,200	9,200
1 Sacramento CA Muni. Util. Dist. Rev. TOB
VRDO	0.940%	9/8/09	(4)	13,510	13,510
Sacramento CA Suburban Water Dist. COP
VRDO	0.260%	9/8/09	LOC	6,100	6,100
Sacramento County CA (Administration Center
& Courthouse) VRDO	0.300%	9/8/09	LOC	24,440	24,440
1 Sacramento County CA Airport Rev. TOB VRDO	0.270%	9/8/09	(Prere.)	13,800	13,800
1 Sacramento County CA Sanitation Dist.
Financing Auth. TOB VRDO	0.310%	9/8/09	LOC	4,800	4,800
1 Sacramento County CA Sanitation Dist.
Financing Auth. TOB VRDO	0.310%	9/8/09	LOC	2,500	2,500
Sacramento County CA Sanitation Dist.
Financing Auth. VRDO	0.200%	9/8/09	LOC	5,000	5,000
1 San Bernardino CA Community College Dist.
TOB VRDO	0.390%	9/8/09	(4)	7,500	7,500
San Bernardino County CA TRAN	2.000%	6/30/10		50,000	50,659
1 San Diego CA Community College Dist. GO
TOB VRDO	0.270%	9/8/09		3,995	3,995
1 San Diego CA Community College Dist. GO
TOB VRDO	0.290%	9/8/09		5,000	5,000
San Diego CA County & School Dist. TRAN	2.000%	6/30/10		80,000	81,075
San Diego CA Housing Auth. Multifamily
Housing Rev. (Bay Vista Apartments Projects)
VRDO	0.310%	9/8/09	LOC	4,890	4,890
San Diego CA Housing Auth. Multifamily
Housing Rev. (Canyon Rim Apartments)
VRDO	0.300%	9/8/09	LOC	32,440	32,440
1 San Diego CA Housing Auth. Multifamily
Housing Rev. TOB VRDO	0.290%	9/8/09		6,005	6,005
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	2.000%	5/15/10		6,810	6,875
San Diego CA Public Fac. Financing Auth.
Water Rev.	2.500%	8/1/10		5,245	5,338
1 San Diego CA Public Fac. Financing Auth.
Water Rev. TOB VRDO	0.320%	9/8/09		7,495	7,495
San Diego CA USD TRAN	2.000%	7/8/10		45,000	45,563
1 San Diego CA Water Auth. Rev. COP TOB
VRDO	0.390%	9/8/09		20,000	20,000
1 San Diego CA Water Auth. Rev. COP TOB
VRDO	0.540%	9/8/09	(4)	6,840	6,840

1 San Diego CA Water Auth. Rev. COP TOB
VRDO	0.540%	9/8/09	(4)	9,500	9,500
1 San Diego County CA Water Auth. Rev. COP
TOB VRDO	0.250%	9/8/09	(4)	16,900	16,900
1 San Diego County CA Water Auth. Rev. TOB
VRDO	0.490%	9/8/09	(4)	9,800	9,800
1 San Diego County CA Water Auth. TOB VRDO	0.490%	9/8/09	(4)	6,100	6,100
1 San Diego County CA Water Auth. TOB VRDO	0.490%	9/8/09	(4)	6,500	6,500
1 San Francisco CA Bay Area Rapid Transit Dist.
Sales Tax Rev. TOB VRDO	0.540%	9/8/09		13,595	13,595
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/10		6,370	6,693
1 San Francisco CA Bay Area Rapid Transit Rev.
TOB VRDO	0.290%	9/8/09		5,605	5,605
San Francisco CA City & County Finance Corp.
Lease Rev. (Moscone Center Expansion)
VRDO	0.210%	9/8/09	LOC	7,800	7,800
San Francisco CA City & County International
Airport Rev. PUT	3.000%	12/1/09		17,635	17,700
San Francisco CA City & County Redev. Agency
Multifamily Rev. VRDO	0.280%	9/8/09	LOC	15,200	15,200
San Joaquin County CA Transp. Auth. Sales
Tax Rev. CP	0.400%	10/14/09	LOC	50,000	50,000
San Jose CA Financing Auth. Lease Rev. CP	0.350%	11/9/09	LOC	39,948	39,948
1 San Jose CA Financing Auth. Lease Rev. TOB
VRDO	0.290%	9/8/09	(13)	25,960	25,960
San Jose CA Financing Auth. Lease Rev. VRDO	0.150%	9/8/09	LOC	16,820	16,820
San Jose CA Multifamily Housing Rev.
(Cinnabar Commons) VRDO	0.300%	9/8/09	LOC	15,800	15,800
San Jose CA Redev. Agency VRDO	0.270%	9/8/09	LOC	15,040	15,040
San Jose CA Redev. Agency VRDO	0.400%	9/8/09	LOC	10,725	10,725
1 San Jose CA Uni. Sch. Dist. Santa Clara Cnty.
TOB VRDO	0.290%	9/8/09		5,000	5,000
1 San Mateo County CA Community College Dist.
TOB VRDO	0.310%	9/8/09		11,660	11,660
Santa Ana CA Finance Auth. Rev. VRDO	0.130%	9/1/09	LOC	5,600	5,600
Santa Barbara County CA TRAN	2.500%	6/30/10		25,000	25,447
Santa Clara County CA El Camino Hosp. Dist.
Fac. Auth. Rev. (Valley Medical Center
Project) VRDO	0.250%	9/8/09	LOC	4,950	4,950
Santa Clara County CA El Camino Hosp. Dist.
Fac. Auth. Rev. (Valley Medical Center
Project) VRDO	0.250%	9/8/09	LOC	4,700	4,700
Santa Clara County CA Financing Auth. Lease
Rev. (VMC Facilities Replacement Project)
VRDO	0.210%	9/8/09		15,500	15,500
1 Santa Clara County CA Financing Auth. Lease
Rev. TOB VRDO	0.290%	9/8/09		6,915	6,915
Santa Clara Valley CA Transp. Auth. Sales Tax
Rev. VRDO	0.150%	9/8/09		12,500	12,500
Santa Clara Valley CA Transp. Auth. Sales Tax
Rev. VRDO	0.150%	9/8/09		23,400	23,400
Santa Clara Valley CA Transp. Auth. Sales Tax
Rev. VRDO	0.220%	9/8/09		24,705	24,705
Santa Rosa CA Waste Water Rev. VRDO	1.100%	9/8/09	LOC	14,000	14,000
1 Sequoia CA USD TOB VRDO	0.540%	9/8/09	(4)	5,860	5,860
1 Sonoma County CA (Jr. College District) TOB
VRDO	0.490%	9/8/09	(4)	3,440	3,440
South Placer CA Wastewater Auth. Rev. VRDO	0.260%	9/8/09	LOC	22,650	22,650

Southern California Home Financing Auth.
Single Family Mortgage Rev. VRDO	2.250%	9/8/09		16,300	16,300
Southern California Home Financing Auth.
Single Family Mortgage Rev. VRDO	2.250%	9/8/09		33,460	33,460
1 Sunnyvale CA School Dist. GO TOB VRDO	0.540%	9/8/09	(4)	6,480	6,480
1 Sweetwater CA USD GO TOB VRDO	0.490%	9/8/09	(13)	16,445	16,445
1 Univ. of California Barclays VRDO	0.290%	9/8/09		6,665	6,665
Univ. of California Regents CP	0.330%	9/15/09		41,455	41,455
Univ. of California Regents CP	0.350%	10/7/09		9,900	9,900
Univ. of California Regents CP	0.400%	10/7/09		13,900	13,900
Univ. of California Regents CP	0.380%	10/8/09	LOC	16,000	16,000
Univ. of California Regents VRDO	0.080%	9/1/09		25,310	25,310
Univ. of California Regents VRDO	0.120%	9/1/09		18,085	18,085
1 Univ. of California Rev. TOB VRDO	0.270%	9/8/09		1,890	1,890
1 Univ. of California Rev. TOB VRDO	0.270%	9/8/09		3,495	3,495
1 Univ. of California Rev. TOB VRDO	0.270%	9/8/09		6,000	6,000
1 Univ. of California Rev. TOB VRDO	0.270%	9/8/09		5,995	5,995
1 Univ. of California Rev. TOB VRDO	0.290%	9/8/09	(13)	15,335	15,335
1 Univ. of California Rev. TOB VRDO	0.290%	9/8/09		10,000	10,000
1 Univ. of California Rev. TOB VRDO	0.330%	9/8/09		29,195	29,195
1 Univ. of California Rev. TOB VRDO	0.390%	9/8/09	(4)	2,450	2,450
1 Univ. of California Rev. TOB VRDO	0.390%	9/8/09	(4)	6,470	6,470
1 Univ. of California Rev. TOB VRDO	0.490%	9/8/09	(4)	16,820	16,820
1 Univ. of California Rev. TOB VRDO	0.540%	9/8/09		3,470	3,470
Val Verde CA USD COP VRDO	0.210%	9/8/09	LOC	14,500	14,500
Ventura County CA TRAN	2.500%	7/1/10		32,000	32,564
1 Vista CA USD GO TOB VRDO	0.490%	9/8/09	(4)	9,475	9,475
Whittier CA Insured Health Fac. Rev.
(Presbyterian Hosp.)	0.160%	9/8/09	LOC	15,600	15,600
1 Yosemite CA Community College Dist. TOB
VRDO	0.390%	9/8/09	(4)	4,000	4,000
					5,640,325
Puerto Rico (0.1%)
1 Puerto Rico Highway & Transp. Auth. Rev. TOB
VRDO	0.540%	9/8/09	(12)	4,300	4,300
Total Investments (100.3%) (Cost $5,644,625)					5,644,625
Other Assets and Liabilities-Net (-0.3%)					(14,477)
Net Assets (100%)					5,630,148

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the aggregate value of these securities was $1,196,345,000, representing 21.2% of net assets.

Key to Abbreviations
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2009, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 input.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2009

					Face	Market
			Maturity		Amount	Value
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
California (99.1%)
	ABAG Finance Auth. for Non-Profit Corp.
	California (Children's Hosp. Medical Center)
	COP	6.000%	12/1/09	(2)(Prere.)	3,000	3,073
	ABAG Finance Auth. for Non-Profit Corp.
	California (Oshman Family Jewish
	Community) VRDO	0.120%	9/1/09	LOC	5,400	5,400
	ABAG Finance Auth. for Non-Profit Corp.
	California (School of the Mechanical Arts)	5.250%	10/1/26		1,000	1,005
	ABAG Finance Auth. for Non-Profit Corp.
	California (School of the Mechanical Arts)	5.300%	10/1/32		3,180	3,049
	ABAG Finance Auth. for Non-Profit Corp.
	California (Valley Christian Schools) VRDO	0.280%	9/8/09	LOC	10,000	10,000
	Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/17	(14)	5,000	5,053
	Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/18	(14)	2,000	2,021
	Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30	(2)	30,375	6,591
	Alameda County CA USD	0.000%	8/1/24	(4)	3,510	1,499
	Alameda County CA USD	0.000%	8/1/29	(4)	5,000	1,458
	Anaheim CA Public Finance Auth. Distribution
	System Rev.	5.000%	10/1/21	(14)	3,390	3,547
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/20		2,680	2,921
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31		10,000	10,191
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31		2,395	2,446
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/39		15,275	15,444
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.625%	4/1/44		10,000	10,613
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.150%	9/8/09		1,900	1,900
	Cabrillo CA Community College Dist. Rev.	0.000%	5/1/26	(2)	9,000	3,328
	Cabrillo CA Community College Dist. Rev.	0.000%	8/1/28	(14)	2,250	737
	California County CA Tobacco Securitization
	Agency	0.000%	6/1/28		7,500	5,258
	California County CA Tobacco Securitization
	Agency	0.000%	6/1/36		7,500	4,812
	California Dept. of Water Resources Water
	System Rev. (Central Valley)	5.000%	12/1/25		8,810	9,585
	California Educ. Fac. Auth. Rev. (California
	Institute of Technology)	5.000%	11/1/39		3,000	3,104
	California Educ. Fac. Auth. Rev. (Claremont
	Graduate Univ.)	5.000%	3/1/42		8,330	7,540
	California Educ. Fac. Auth. Rev. (College of Arts
	& Crafts)	6.875%	6/1/19		1,615	1,572
	California Educ. Fac. Auth. Rev. (College of Arts
	& Crafts)	5.750%	6/1/25		2,000	1,641
	California Educ. Fac. Auth. Rev. (Pomona
	College)	0.000%	7/1/34		3,155	822
	California Educ. Fac. Auth. Rev. (Pomona
	College)	0.000%	7/1/35		3,155	780
1	California Educ. Fac. Auth. Rev. (Pomona
	College)	0.000%	7/1/36		3,155	742
1	California Educ. Fac. Auth. Rev. (Pomona
	College)	0.000%	7/1/37		3,155	705

1 California Educ. Fac. Auth. Rev. (Pomona
College)	0.000%	7/1/39		2,805	567
California Educ. Fac. Auth. Rev. (St. Marys)
VRDO	0.230%	9/8/09	(14)LOC	23,200	23,200
California Educ. Fac. Auth. Rev. (Univ. of
Southern California)	4.750%	10/1/37		1,650	1,642
California Educ. Fac. Auth. Rev. (Univ. of
Southern California)	5.250%	10/1/38		3,250	3,428
California Educ. Fac. Auth. Rev. (Univ. of The
Pacific)	5.000%	11/1/25		2,000	1,925
California Educ. Fac. Auth. Rev. (Univ. of The
Pacific)	5.000%	11/1/30		3,500	3,177
California Educ. Fac. Auth. Rev. (Univ. of The
Pacific)	5.000%	11/1/36		8,985	7,712
California GO	6.250%	9/1/12	(3)	9,000	9,516
California GO	7.000%	11/1/13	(14)	65	65
California GO	5.000%	10/1/14		1,900	2,103
California GO	5.250%	10/1/14	(3)	1,955	1,959
California GO	5.000%	11/1/14		32,840	36,380
California GO	6.000%	8/1/19	(3)	210	212
California GO	5.000%	11/1/22		1,000	1,034
California GO	5.000%	9/1/25		16,950	17,062
California GO	5.125%	2/1/26		15,325	15,490
California GO	5.000%	6/1/26	(14)	40,000	40,073
California GO	5.000%	9/1/28		15,350	15,220
California GO	5.750%	4/1/31		15,000	15,673
California GO	5.000%	6/1/32		35,000	33,843
California GO	6.500%	4/1/33		30,000	33,175
California GO	5.000%	6/1/34		32,500	31,283
California GO	5.000%	8/1/34		5,000	4,809
California GO	5.250%	3/1/38		22,740	22,344
California GO	6.000%	4/1/38		36,840	38,870
California GO	5.250%	8/1/38		10,000	9,824
California GO (Kindergarten-Univ.) VRDO	0.120%	9/1/09	LOC	7,845	7,845
California GO (Kindergarten-Univ.) VRDO	0.130%	9/1/09	LOC	5,100	5,100
California GO CP	1.700%	9/2/09	LOC	1,497	1,497
California GO CP	1.750%	9/2/09	LOC	308	308
California GO CP	3.400%	9/2/09	LOC	642	642
California GO CP	1.700%	9/3/09	(14)LOC	783	783
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/33		7,950	6,928
California Health Fac. Finance Auth. Rev.
(California-Nevada Methodist)	5.000%	7/1/36		2,075	1,807
California Health Fac. Finance Auth. Rev. (Casa
Colina)	6.125%	4/1/32		10,000	9,226
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	4.750%	7/1/19	(14)	765	756
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/39		5,000	4,993
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/27		7,000	6,670
California Health Fac. Finance Auth. Rev.
(Children's Hosp. of Orange County)	6.500%	11/1/38		3,000	3,051
California Health Fac. Finance Auth. Rev.
(Providence Health & Services)	6.500%	10/1/33		2,000	2,182
California Health Fac. Finance Auth. Rev.
(Providence Health & Services) VRDO	5.500%	10/1/39		5,500	5,460

California Health Fac. Finance Auth. Rev. (St.
Joseph Health System)	5.750%	7/1/39		5,000	5,033
California Health Fac. Finance Auth. Rev.
(Stanford Hospital) PUT	3.450%	6/15/11		5,000	5,149
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.250%	8/15/22		5,000	5,104
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.250%	11/15/46		37,500	33,537
California Housing Finance Agency Home
Mortgage	5.500%	8/1/38		5,000	4,825
California Housing Finance Agency Home
Mortgage Rev.	6.050%	8/1/27	(2)	5,000	5,004
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12		6,030	6,373
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/13		8,000	8,488
California Infrastructure & Econ. Dev. Bank Rev.
(Bay Area Toll)	5.000%	1/1/28	(3)(Prere.)	7,500	8,605
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/31	(14)	7,635	6,992
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/18		3,905	4,022
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/20		1,500	1,530
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.250%	10/1/34		20,040	18,223
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Assn.)	5.500%	8/1/31		7,610	7,505
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Assn.)	5.550%	8/1/31		5,500	5,521
California Infrastructure & Econ. Dev. Bank Rev.
(Los Angeles County Museum of Natural
History Foundation) VRDO	0.100%	9/1/09	LOC	7,900	7,900
California Infrastructure & Econ. Dev. Bank Rev.
(Pacific Gas & Electric) VRDO	0.200%	9/1/09	LOC	12,855	12,855
California Infrastructure & Econ. Dev. Bank Rev.
(Workers' Compensation)	5.250%	10/1/13	(2)	30,000	33,602
California Infrastructure & Econ. Dev. Bank Rev.
(YMCA of Metro. LA)	5.250%	2/1/26	(2)	4,750	4,480
California PCR Financing Auth. (Pacific Gas &
Electric Co.) VRDO	0.100%	9/1/09	LOC	4,700	4,700
California Public Works Board Lease Rev.
(California Community College)	5.000%	3/1/27	(14)	6,220	5,787
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/15	(2)	4,000	4,204
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/17		6,000	6,177
California Public Works Board Lease Rev.
(Dept. of Corrections)	6.500%	9/1/17	(2)	30,000	32,471
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/17	(14)	13,835	14,103
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/19	(14)	15,230	15,248
California Public Works Board Lease Rev.
(Dept. of Forestry & Fire Services)	5.000%	11/1/32		13,850	12,382
California Public Works Board Lease Rev.
(Dept. of General Services)	6.000%	4/1/25		6,000	6,202
California Public Works Board Lease Rev.
(Dept. of General Services)	6.250%	4/1/34		6,975	7,225

California Public Works Board Lease Rev.
(Dept. of Health Services)	5.750%	11/1/09	(14)(Prere.)	7,885	8,035
California Public Works Board Lease Rev.
(Office of Emergency Services)	5.000%	3/1/27	(14)	8,950	8,442
California Public Works Board Lease Rev. (Univ.
of California)	5.250%	11/1/27	(14)	9,045	9,206
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/30		17,000	16,977
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13		13,000	14,470
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/22		30,000	31,704
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.100%	9/1/09	LOC	11,300	11,300
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.130%	9/1/09	LOC	7,000	7,000
California State Econ. Recovery Bonds	5.250%	7/1/13		7,750	8,551
California State Econ. Recovery Bonds	5.000%	7/1/17	(3)	25,000	25,608
California State Econ. Recovery Bonds PUT	5.000%	7/1/10		25,000	25,627
California State Econ. Recovery Bonds PUT	5.000%	7/1/11		32,000	33,500
California State Univ. Rev. Systemwide	5.250%	11/1/19	(4)	5,000	5,507
California State Univ. Rev. Systemwide	5.250%	11/1/20	(4)	4,745	5,226
California State Univ. Rev. Systemwide	5.000%	11/1/21	(2)	17,215	17,869
California State Univ. Rev. Systemwide	5.750%	11/1/27		5,000	5,380
California State Univ. Rev. Systemwide	5.000%	11/1/39	(4)	10,000	10,034
California Statewide Community Dev. Auth. Rev.
(Adventist Health)	5.000%	3/1/35		14,500	12,585
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/30		5,000	4,192
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/35		5,250	4,238
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/39		5,000	3,759
California Statewide Community Dev. Auth. Rev.
(Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/18		5,875	5,879
California Statewide Community Dev. Auth. Rev.
(Irvine Univ. of California East LLC)	5.000%	5/15/38		18,000	14,253
California Statewide Community Dev. Auth. Rev.
(Irvine Univ. of California East LLC)	6.000%	5/15/40		7,000	6,381
California Statewide Community Dev. Auth. Rev.
(John Muir Health Services)	5.000%	8/15/32		10,880	9,558
California Statewide Community Dev. Auth. Rev.
(John Muir Health Services)	5.000%	8/15/34		7,390	6,414
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente)	5.500%	11/1/32		18,250	18,013
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente)	5.250%	3/1/45		24,000	22,057
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.750%	6/1/30	(2)	8,000	7,262
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/23		8,500	8,725
California Statewide Community Dev. Auth. Rev.
(Presbyterian Homes)	4.875%	11/15/36		7,230	5,256
California Statewide Community Dev. Auth. Rev.
(Presbyterian Homes)	7.250%	11/15/41		3,000	3,051
California Statewide Community Dev. Auth. Rev.
(Sutter Health)	5.500%	8/15/34		10,885	10,512

2 California Statewide Community Dev. Auth. Rev.
(Sutter Health) TOB VRDO	0.460%	9/8/09		17,000	17,000
Chabot-Las Positas CA Community College
Dist.	5.000%	8/1/29	(2)	12,605	12,855
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/09	(14)(Prere.)	1,000	1,019
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/09	(14)(Prere.)	3,325	3,388
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.000%	8/1/16	(2)	5,500	5,522
Clovis CA USD GO	0.000%	8/1/13	(14)	4,935	4,407
Clovis CA USD GO	0.000%	8/1/15	(14)	2,770	2,216
Clovis CA USD GO	0.000%	8/1/16	(14)	2,865	2,163
Culver City CA Wastewater Fac. Rev.	5.700%	9/1/29	(14)	5,000	5,100
East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/32	(14)	15,765	16,443
Eastern California Muni. Water. Dist. Water &
Sewer Rev.	6.750%	7/1/12	(14)	6,580	7,127
Escondido CA Union High School Dist.	0.000%	11/1/20	(14)	4,000	2,178
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/29	(2)	9,450	8,265
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/32	(2)	12,825	10,851
Fontana CA USD	5.250%	8/1/27	(4)	6,700	6,904
Fontana CA USD	5.250%	8/1/31	(4)	6,115	6,173
Foothill-De Anza CA Community College Dist.
GO	0.000%	8/1/17	(14)	3,000	2,211
Foothill-De Anza CA Community College Dist.
GO	0.000%	8/1/22	(14)	3,850	2,049
Foothill-De Anza CA Community College Dist.
GO	0.000%	8/1/23	(14)	3,590	1,775
Foothill-De Anza CA Community College Dist.
GO	0.000%	8/1/25	(14)	2,390	1,046
Foothill/Eastern Corridor Agency California Toll
Road Rev.	5.000%	1/15/16	(14)	8,400	7,808
Foothill/Eastern Corridor Agency California Toll
Road Rev.	5.125%	1/15/19	(14)	5,200	4,836
Foothill/Eastern Corridor Agency California Toll
Road Rev.	5.875%	1/15/26		10,000	8,597
Foothill/Eastern Corridor Agency California Toll
Road Rev.	5.875%	1/15/28	(14)	15,000	13,113
Foothill/Eastern Corridor Agency California Toll
Road Rev.	0.000%	1/1/29	(ETM)	7,460	3,050
Foothill/Eastern Corridor Agency California Toll
Road Rev.	0.000%	1/15/33		10,000	1,672
Foothill/Eastern Corridor Agency California Toll
Road Rev.	0.000%	1/15/34		10,000	1,549
Foothill/Eastern Corridor Agency California Toll
Road Rev.	5.750%	1/15/40	(14)	11,890	9,578
Fresno CA Airport Rev.	5.500%	7/1/30	(4)	1,500	1,507
Fullerton Univ. California Rev.	5.700%	7/1/20	(14)	2,165	2,246
Galivan CA Joint Community College Dist.	5.500%	8/1/28	(2)	3,405	3,538
Glendora CA USD GO	0.000%	8/1/37	(12)	5,900	902
Glendora CA USD GO	0.000%	8/1/38	(12)	5,900	843
Glendora CA USD GO	0.000%	8/1/39	(12)	5,175	690
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13	(10)(Prere.)	4,000	4,514
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13	(Prere.)	39,960	44,596

Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27		10,395	9,423
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/30	(2)	20,000	18,330
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/33		8,525	6,813
Golden State Tobacco Securitization Corp.
California	0.000%	6/1/37		20,000	10,516
Golden State Tobacco Securitization Corp.
California	5.125%	6/1/47		10,000	6,983
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47		16,350	12,687
Hartnell CA Community College Dist. GO	5.000%	8/1/13	(14)(Prere.)	1,550	1,766
Hartnell CA Community College Dist. GO	5.000%	8/1/13	(14)(Prere.)	1,735	1,977
Hartnell CA Community College Dist. GO	5.000%	8/1/13	(14)(Prere.)	2,370	2,701
Helix CA Water Dist. COP	5.000%	4/1/19	(4)	4,250	4,304
Irvine CA Assessment Dist. Improvement Bonds
VRDO	0.160%	9/1/09	LOC	5,000	5,000
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/30	(2)	14,575	12,552
Irvine CA USD VRDO	0.120%	9/1/09	LOC	9,700	9,700
Kern CA High School Dist. GO	6.400%	8/1/14	(14)(ETM)	1,490	1,818
Kern CA High School Dist. GO	6.400%	8/1/15	(14)(ETM)	1,645	2,056
Kern CA High School Dist. GO	6.400%	8/1/16	(14)(ETM)	1,815	2,298
Kern County CA GO	5.750%	8/1/35	(12)	2,000	2,081
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12	(3)(Prere.)	1,570	1,761
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12	(3)(Prere.)	1,775	1,991
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12	(3)(Prere.)	2,000	2,243
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12	(3)(Prere.)	1,890	2,120
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/20		6,155	5,315
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/21		2,500	2,122
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/13	(2)	3,680	3,776
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/18	(2)	4,675	4,690
Long Beach CA Finance Auth. Lease Rev.
(Temple & Willis Fac.)	5.500%	10/1/18	(14)	5,030	5,086
Long Beach CA Finance Auth. Rev.	1.745%	11/15/27		21,130	15,610
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/26	(2)	7,570	7,042
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/31	(2)	4,015	3,627
Long Beach CA Harbor Rev.	5.000%	5/15/17	(14)	3,655	4,017
Los Angeles CA Community College Dist. GO	5.500%	8/1/25		3,980	4,359
Los Angeles CA Community College Dist. GO	5.000%	8/1/32	(14)	4,840	4,900
Los Angeles CA Community College Dist. GO	5.000%	8/1/33		10,000	10,100
Los Angeles CA Community College Dist. GO	6.000%	8/1/33		5,000	5,526
Los Angeles CA Dept. of Airports International
Airport Rev.	5.250%	5/15/17	(14)	6,800	7,141
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/25		4,070	4,297
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/25	(4)	20,000	20,746
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/29	(2)	10,000	10,253
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/30	(2)	16,000	16,332
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/32	(2)	5,000	5,064
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/32		7,000	7,255
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/36	(14)	2,000	2,005
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/38		1,890	1,945
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/39	(2)	8,875	8,949
Los Angeles CA Harbor Dept. Rev.	5.250%	8/1/39		4,000	4,080
Los Angeles CA USD GO	5.000%	7/1/13	(4)(Prere.)	10,000	11,371
Los Angeles CA USD GO	5.000%	7/1/13		5,000	5,498

Los Angeles CA USD GO	5.000%	7/1/14		5,000	5,534
Los Angeles CA USD GO	5.000%	7/1/24	(2)	9,745	10,180
Los Angeles CA USD GO	5.000%	7/1/24	(2)	7,500	7,835
Los Angeles CA USD GO	5.250%	7/1/24		6,275	6,712
Los Angeles CA USD GO	5.250%	7/1/25		5,000	5,320
Los Angeles CA USD GO	5.000%	7/1/30	(3)	7,500	7,608
Los Angeles CA USD GO	5.000%	7/1/30	(2)	3,325	3,374
Los Angeles CA USD GO	5.000%	7/1/32	(4)	8,000	8,082
Los Angeles CA USD GO	5.000%	1/1/34		5,000	5,034
Los Angeles County CA Public Works Financing
Auth. Rev.	5.500%	10/1/18	(4)	2,315	2,631
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/23	(14)	4,000	3,789
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/24	(14)	4,000	3,767
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/25	(14)	2,165	2,016
Los Angeles County CA Sanitation Dist.
Financing Auth Rev.	4.500%	10/1/42	(2)	20,000	16,588
Los Angeles County CA Schools COP	0.000%	8/1/14	(2)(ETM)	1,000	803
Los Angeles County CA Schools COP	0.000%	8/1/20	(2)	2,095	1,098
3 M-S-R California Energy Auth. Rev.	7.000%	11/1/34		7,000	7,320
3 M-S-R California Energy Auth. Rev.	6.500%	11/1/39		7,000	7,035
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/25		3,410	3,669
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/28		4,235	4,452
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/31		6,000	6,255
Modesto CA High School Dist. GO	0.000%	8/1/15	(14)	5,000	3,875
Modesto CA High School Dist. GO	0.000%	8/1/17	(14)	3,000	2,010
Modesto CA High School Dist. GO	0.000%	8/1/18	(14)	3,225	2,006
Modesto CA Irrigation Dist. COP	5.000%	10/1/31	(2)	14,540	14,216
Modesto CA Irrigation Dist. COP	5.500%	7/1/35		3,000	3,031
Modesto CA Irrigation Dist. COP	5.000%	10/1/36	(2)	4,795	4,537
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/11	(2)(ETM)	4,450	4,722
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/22	(2)(ETM)	9,750	12,168
Monterey Park CA Redev. Agency Tax
Allocation	5.000%	9/1/16	(4)	1,010	1,040
Monterey Park CA Redev. Agency Tax
Allocation	5.000%	9/1/17	(4)	1,060	1,084
Monterey Park CA Redev. Agency Tax
Allocation	5.000%	9/1/18	(4)	1,115	1,135
Monterey Park CA Redev. Agency Tax
Allocation	5.000%	9/1/19	(4)	1,120	1,134
Monterey Park CA Redev. Agency Tax
Allocation	5.000%	9/1/20	(4)	1,180	1,191
Mount San Antonio California Community
College Dist.	5.250%	8/1/14	(14)(Prere.)	3,010	3,505
Mount San Antonio California Community
College Dist.	5.250%	8/1/14	(14)(Prere.)	3,170	3,691
Mount San Antonio California Community
College Dist.	5.250%	8/1/14	(14)(Prere.)	3,335	3,884
MSR California Public Power Agency Rev. (San
Juan Project)	6.125%	7/1/13	(2)	6,585	6,998
MSR California Public Power Agency Rev. (San
Juan Project)	6.750%	7/1/20	(14)(ETM)	29,155	35,997
Napa Valley CA USD Election GO	4.500%	8/1/42	(4)	10,290	9,355
New Haven CA USD GO	12.000%	8/1/16	(4)	2,480	3,852

New Haven CA USD GO	12.000%	8/1/17	(4)	1,500	2,401
Newark CA USD GO	0.000%	8/1/11	(4)	1,670	1,613
Newark CA USD GO	0.000%	8/1/12	(4)	1,820	1,701
Newark CA USD GO	0.000%	8/1/13	(4)	2,050	1,831
North Orange County CA Community College
Dist. GO	5.375%	8/1/12	(14)(Prere.)	5,080	5,717
Northern California Gas Auth. No. 1 Rev.	0.850%	7/1/13		14,000	12,793
Northern California Gas Auth. No. 1 Rev.	1.000%	7/1/17		17,000	14,110
Northern California Power Agency (Hydroelectric
Project)	5.000%	7/1/11		2,000	2,114
Northern California Power Agency (Hydroelectric
Project)	5.000%	7/1/12		2,935	3,157
Northern California Power Agency (Hydroelectric
Project)	6.300%	7/1/18	(14)	10,000	11,517
Northern California Power Agency (Hydroelectric
Project)	7.500%	7/1/21	(2)(Prere.)	1,810	2,448
Northern California Power Agency (Hydroelectric
Project)	5.000%	7/1/28	(14)	11,140	11,085
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/14	(2)	4,555	4,593
Oakland CA Redev. Agency Tax Allocation
(Coliseum Area)	5.250%	3/1/13	(Prere.)	2,380	2,698
Oakland CA Redev. Agency Tax Allocation
(Coliseum Area)	5.250%	3/1/13	(Prere.)	3,730	4,228
Oceanside CA Community Dev. Comm.
Multifamily Rental Housing Rev. PUT	4.450%	4/1/11		4,260	4,312
Oceanside CA USD GO	0.000%	8/1/25	(12)	6,865	2,755
Orange County CA Water Dist. Rev.	5.000%	8/15/41		6,855	6,935
Palmdale CA COP	5.250%	9/1/19	(14)	1,310	1,410
Palmdale CA COP	5.250%	9/1/20	(14)	1,450	1,549
Palmdale CA COP	5.250%	9/1/21	(14)	1,605	1,703
Palmdale CA COP	5.250%	9/1/22	(14)	1,765	1,798
Palo Alto CA Improvement Rev. (Univ. Avenue
Area Parking)	5.700%	9/2/18		890	897
Palo Alto CA Improvement Rev. (Univ. Avenue
Area Parking)	5.700%	9/2/19		895	899
Palo Alto CA Improvement Rev. (Univ. Avenue
Area Parking)	5.750%	9/2/20		890	892
Palo Alto CA Improvement Rev. (Univ. Avenue
Area Parking)	5.750%	9/2/26		4,460	4,310
Palomar Pomerado Health System California
GO	4.500%	8/1/32	(14)	12,500	11,948
Palomar Pomerado Health System California
Rev.	5.375%	11/1/11	(14)	3,865	3,896
Palomar Pomerado Health System California
Rev.	5.375%	11/1/13	(14)	6,730	6,763
3 Peralta CA Community College Dist. Rev.	5.000%	8/1/39		5,000	5,004
Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.)	5.700%	8/1/13	(4)(Prere.)	7,000	8,296
Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.)	0.000%	8/1/19	(2)	1,150	662
Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.)	0.000%	8/1/21	(2)	2,575	1,283
Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.)	0.000%	8/1/22	(2)	3,755	1,745
Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.)	0.000%	8/1/24	(2)	1,000	398
Pomona CA USD GO	5.600%	8/1/14	(14)(ETM)	1,585	1,874
Pomona CA USD GO	5.600%	8/1/15	(14)(ETM)	2,000	2,411

Pomona CA USD GO	5.600%	8/1/16	(14)(ETM)	1,000	1,215
Pomona CA USD GO	7.500%	8/1/17	(14)(ETM)	2,540	3,445
Port of Oakland CA Rev.	5.000%	11/1/16	(14)	8,160	8,768
Port of Oakland CA Rev.	5.000%	11/1/17	(14)	5,000	5,329
Port of Oakland CA Rev.	5.000%	11/1/18	(14)	12,000	12,628
Rancho Mirage CA Joint Powers Financing
Auth. Rev. (Eisenhower Medical Center)	5.625%	7/1/14	(Prere.)	12,000	14,109
Rancho Mirage CA Joint Powers Financing
Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/47		25,900	22,161
Rancho Mirage CA Redev. Agency Tax
Allocation	5.125%	4/1/21	(14)	2,650	2,561
Rancho Mirage CA Redev. Agency Tax
Allocation	5.250%	4/1/26	(14)	2,905	2,704
Rancho Mirage CA Redev. Agency Tax
Allocation	5.250%	4/1/33	(14)	3,000	2,606
Rio Hondo CA Community College	5.000%	8/1/30		6,655	6,796
Riverside CA USD GO	5.250%	8/1/38	(12)	10,000	10,214
Riverside CA USD Special Tax (Community
Fac. Dist. 7 - Victoria Grove)	5.000%	9/1/31	(2)	7,295	6,244
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/13	(14)	5,000	4,419
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/14	(14)	2,000	1,680
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/15	(14)	2,000	1,593
Sacramento CA Financing Auth. Lease Rev.	5.375%	11/1/14	(2)	9,750	10,070
Sacramento CA Financing Auth. Lease Rev.	5.400%	11/1/20	(2)	6,785	6,811
Sacramento CA Muni. Util. Dist. Rev.	5.800%	7/1/19	(2)	6,000	6,840
Sacramento CA Muni. Util. Dist. Rev.	5.900%	7/1/20	(2)	15,850	18,104
Sacramento County CA Airport Rev.	5.250%	7/1/12	(4)(Prere.)	2,305	2,570
Sacramento County CA Public Fac. Finance
Corp. COP (Main Detention Fac.)	5.500%	6/1/10	(14)(ETM)	1,315	1,359
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/26	(14)	5,000	5,167
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/27	(14)	7,470	7,680
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/29	(14)	7,890	8,034
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/30	(14)	5,650	5,730
Sacramento County CA Sanitation Dist.
Financing Auth. VRDO	0.120%	9/1/09		16,500	16,500
Sacramento County CA Sanitation Dist.
Financing Auth. VRDO	0.120%	9/1/09	LOC	4,800	4,800
Sacramento County CA Water Financing Auth.
Rev. Agency Zones	5.000%	6/1/21	(14)	2,000	2,091
Sacramento County CA Water Financing Auth.
Rev. Agency Zones	5.000%	6/1/27	(14)	5,000	5,028
Sacramento County CA Water Financing Auth.
Rev. Agency Zones	5.000%	6/1/28	(14)	5,040	5,046
San Bernardino CA Multifamily Housing Rev.
(Alta Park Mountain Vista Apartments)	4.450%	5/1/10	(Prere.)	7,000	7,181
San Bernardino County CA Medical Center COP	6.500%	8/1/17	(14)	17,915	18,760
San Diego CA Community College Dist. GO	5.250%	8/1/33		2,500	2,598
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.250%	5/15/34		6,000	6,095
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.250%	5/15/39		2,000	2,015

San Diego CA Public Fac. Financing Auth.
Water Rev.	5.750%	8/1/35		2,500	2,637
San Diego CA Public Fac. Financing Auth.
Water Rev.	5.500%	8/1/39		5,000	5,122
San Diego CA USD GO	0.000%	7/1/15	(14)	2,770	2,253
San Diego CA USD GO	5.500%	7/1/24	(4)	14,015	15,616
San Diego CA USD GO	5.500%	7/1/24	(14)	10,000	11,376
San Diego CA USD GO	5.500%	7/1/25	(14)	9,000	10,219
San Diego CA Water Auth. Rev. COP	5.000%	5/1/26	(4)	7,275	7,608
San Diego County CA COP	5.250%	10/1/21		1,485	1,503
San Diego County CA COP	5.000%	2/1/28	(2)	2,000	1,990
San Diego County CA COP	5.250%	10/1/28		2,745	2,753
San Diego County CA COP	5.000%	2/1/30	(2)	2,345	2,298
San Diego County CA COP	5.375%	10/1/41		8,545	8,323
San Francisco CA Bay Area Rapid Transit Rev.	5.000%	8/1/35		10,000	10,203
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12	(14)(Prere.)	5,020	5,560
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12	(14)(Prere.)	4,305	4,768
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12	(14)(Prere.)	4,770	5,283
San Francisco CA City & County Public Util.
Comm. Rev.	4.750%	11/1/36	(4)	9,000	8,811
3 San Francisco CA City & County Redev.
Financing Auth. Tax Allocation (Mission Bay
North)	6.500%	8/1/39		2,000	2,007
San Francisco CA City & County USD	5.250%	6/15/24		4,000	4,321
San Joaquin County CA Transp. Auth. Rev.
Notes	5.000%	4/1/11		20,330	21,074
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/24	(14)	15,000	5,156
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/25	(14)	18,250	5,772
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/30	(14)	7,000	1,484
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/31	(14)	11,950	2,331
San Jose CA Airport Rev.	5.000%	3/1/33	(2)	15,000	13,850
San Jose CA Redev. Agency	6.000%	8/1/11	(14)(ETM)	2,915	3,205
San Jose CA Redev. Agency	6.000%	8/1/11	(14)	5,930	6,199
San Jose CA Redev. Agency	5.000%	8/1/26	(14)	19,935	17,892
San Juan CA USD GO	0.000%	8/1/13	(4)	2,220	1,983
San Juan CA USD GO	0.000%	8/1/14	(4)	2,610	2,210
San Juan CA USD GO	0.000%	8/1/16	(4)	2,000	1,510
San Juan CA USD GO	0.000%	8/1/18	(4)	1,785	1,168
San Juan CA USD GO	0.000%	8/1/19	(4)	2,210	1,345
San Juan CA USD GO	0.000%	8/1/20	(4)	4,930	2,801
San Juan CA USD GO	0.000%	8/1/23	(4)	4,540	2,083
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11	(Prere.)	2,575	2,800
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11	(Prere.)	1,000	1,087
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/11	(Prere.)	2,635	2,870
San Mateo County CA Community College Dist.
GO	5.000%	9/1/31		5,000	5,062
San Mateo County CA Finance Auth. Rev.	6.500%	7/1/13	(14)	12,000	13,164
San Mateo County CA Joint Powers Auth. Lease
Rev.	5.000%	7/1/21	(14)	3,500	3,558
San Ramon Valley CA USD GO	0.000%	7/1/10	(14)	7,050	6,955
San Ramon Valley CA USD GO	0.000%	7/1/12	(14)	6,645	6,181

San Ramon Valley CA USD GO	0.000%	7/1/13	(14)	3,680	3,348
San Ramon Valley CA USD GO	0.000%	7/1/14	(14)	8,290	7,043
San Ramon Valley CA USD GO	0.000%	7/1/15	(14)	2,005	1,619
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/16	(14)	5,345	5,990
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/17	(14)	2,000	2,236
Santa Clara CA Electric Rev.	5.000%	7/1/21	(14)	4,895	4,969
Santa Clara CA Electric Rev. VRDO	0.120%	9/1/09	LOC	1,000	1,000
Santa Clara CA Redev. Agency (Bayshore
North)	7.000%	7/1/10	(2)	1,595	1,664
Santa Clara County CA Financing Auth. Lease
Rev.	5.500%	5/15/13	(2)	5,050	5,240
Santa Clara County CA Financing Auth. Lease
Rev.	5.500%	5/15/14	(2)	5,325	5,525
Santa Clara County CA Financing Auth. Lease
Rev.	5.500%	5/15/15	(2)	5,620	5,831
Santa Clara County CA Financing Auth. Lease
Rev.	5.250%	5/15/36		5,000	5,105
Santa Rosa CA Waste Water Rev.	6.000%	7/2/15	(2)	7,000	7,783
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15	(4)	5,580	6,179
Solano County CA COP	5.250%	11/1/12	(14)(Prere.)	3,785	4,265
Solano County CA COP	5.250%	11/1/12	(14)(Prere.)	3,770	4,248
South San Francisco CA Redev. Agency Tax
Allocation	5.000%	9/1/35	(14)	8,610	7,102
Southern California Public Power Auth. Rev.
(Transmission Project)	5.750%	7/1/21	(14)	220	221
Southern California Public Power Auth. Rev.
(Transmission Project)	5.000%	7/1/23		5,000	5,245
Tobacco Securitization Auth. Rev. (Southern
California Tobacco Settlement)	4.750%	6/1/25		7,190	6,396
Ukiah CA Electric Rev.	6.250%	6/1/18	(14)	5,555	6,126
Union CA Elementary School Dist. GO	0.000%	9/1/15	(14)	3,860	3,095
Union CA Elementary School Dist. GO	0.000%	9/1/16	(14)	1,500	1,136
Union CA Elementary School Dist. GO	0.000%	9/1/17	(14)	2,295	1,643
Union CA Elementary School Dist. GO	0.000%	9/1/18	(14)	1,630	1,072
Union CA Elementary School Dist. GO	0.000%	9/1/19	(14)	1,750	1,071
Union CA Elementary School Dist. GO	0.000%	9/1/20	(14)	2,300	1,318
Union CA Elementary School Dist. GO	0.000%	9/1/21	(14)	2,000	1,071
Univ. of California Rev.	5.750%	5/15/25		7,000	7,935
Univ. of California Rev.	4.750%	5/15/33		12,425	12,337
Univ. of California Rev.	5.000%	5/15/33	(2)	30,790	31,015
Univ. of California Rev.	5.000%	5/15/34		3,220	3,277
Univ. of California Rev.	5.000%	5/15/40		1,905	1,925
Univ. of California Rev. (San Diego Medical
Center)	5.125%	12/1/18	(4)	3,695	3,779
Univ. of California Rev. (San Diego Medical
Center)	5.125%	12/1/19	(4)	3,000	3,061
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19	(14)	4,648	4,519
Ventura County CA Community College Dist.
GO	5.500%	8/1/33		8,000	8,290
Walnut Valley CA USD	6.000%	8/1/12	(2)(ETM)	1,790	2,040
Walnut Valley CA USD	6.000%	8/1/13	(2)(ETM)	1,980	2,332
Walnut Valley CA USD	6.000%	8/1/14	(2)(ETM)	2,205	2,649
Walnut Valley CA USD	6.000%	8/1/15	(2)(ETM)	2,470	3,032
Walnut Valley CA USD	6.000%	8/1/16	(2)(ETM)	2,690	3,338
Washington Township CA Health Care Dist.
Rev.	5.000%	7/1/32		3,000	2,493
Washington Township CA Health Care Dist.
Rev.	5.000%	7/1/37		3,500	2,824

Yuba City CA USD	0.000%	9/1/15	(14)	1,870	1,472
Yuba City CA USD	0.000%	9/1/17	(14)	2,060	1,428
Yuba City CA USD	0.000%	9/1/19	(14)	2,270	1,345
					2,854,699
Puerto Rico (1.1%)
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/10		5,000	5,104
Puerto Rico Muni. Finance Agency	5.250%	7/1/19	(11)	2,250	2,221
Puerto Rico Muni. Finance Agency	5.250%	7/1/20	(11)	1,300	1,282
Puerto Rico Muni. Finance Agency	5.250%	8/1/20	(11)	2,255	2,224
Puerto Rico Muni. Finance Agency	5.250%	7/1/21	(11)	1,445	1,416
Puerto Rico Muni. Finance Agency	5.250%	8/1/22	(11)	3,000	2,922
Puerto Rico Muni. Finance Agency	5.250%	8/1/23	(11)	1,000	962
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.250%	7/1/14	(Prere.)	75	85
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	16,000	16,416
					32,632
Total Investments (100.2%) (Cost $2,919,093)					2,887,331
Other Assets and Liabilities-Net (-0.2%)					(5,115)
Net Assets (100%)					2,882,216

1	Securities with a value of $1,527,000 have been segregated as initial margin for open futures contracts.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the value of this security represented 0.6% of net assets.
3	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of August 31, 2009.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

California Long-Term Tax-Exempt Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2009, the cost of investment securities for tax purposes was $2,927,610,000. Net unrealized depreciation of investment securities for tax purposes was $40,279,000, consisting of unrealized gains of $75,371,000 on securities that had risen in value since their purchase and $115,650,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Unrealized
		Long (Short)	Aggregate Appreciation
Futures Contracts	Expiration	ContractsSettlement Value (Depreciation)
30-Year U.S. Treasury Bond	December 2009	(357)	42,751 (183)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

California Long-Term Tax-Exempt Fund

The following table summarizes the fund's investments as of August 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,887,331	—
Futures Contracts—Liabilities[1]	(208)	—	—
Total	(208)	2,887,331	—
1 Represents variation margin on the last day of the reporting period.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2009

					Market
		Maturity		Face Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
California (97.0%)
ABAG Finance Auth. for Non-Profit Corp.
California (Acacia Creek) VRDO	0.200%	9/1/09		38,925	38,925
ABAG Finance Auth. for Non-Profit Corp.
California (Charleston Project) VRDO	0.200%	9/1/09	LOC	5,480	5,480
ABAG Finance Auth. for Non-Profit Corp.
California (Children's Hosp. Medical Center)
COP	6.000%	12/1/09	(2)(Prere.)	9,180	9,402
ABAG Finance Auth. for Non-Profit Corp.
California (Oshman Family Jewish
Community) VRDO	0.120%	9/1/09	LOC	6,700	6,700
ABAG Finance Auth. for Non-Profit Corp.
California (Valley Christian Schools) VRDO	0.280%	9/8/09	LOC	10,000	10,000
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/14	(14)	10,150	10,266
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/20	(2)	12,250	5,901
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/29	(2)	30,000	7,026
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30	(2)	8,000	1,736
Alameda County CA (Medical Center) COP	5.250%	6/1/12	(14)(ETM)	1,595	1,608
Alameda County CA (Medical Center) COP	5.250%	6/1/13	(14)(ETM)	1,785	1,800
Alameda County CA (Medical Center) COP	5.375%	6/1/14	(14)(ETM)	1,880	1,896
Alameda County CA (Medical Center) COP	5.375%	6/1/15	(14)(ETM)	3,960	3,994
Alameda County CA COP	5.375%	12/1/10	(14)	2,000	2,063
Alameda County CA COP	5.375%	12/1/12	(14)	11,000	11,577
Alameda County CA COP	5.375%	12/1/13	(14)	13,930	14,532
Alameda County CA COP	5.375%	12/1/14	(14)	4,790	4,970
Alameda County CA COP	5.375%	12/1/15	(14)	1,500	1,549
Alvord CA USD GO	5.900%	2/1/24	(4)	3,865	4,389
Anaheim CA Public Finance Auth. Electric
System Rev.	5.000%	10/1/20	(14)	4,210	4,526
Anaheim CA Public Finance Auth. Electric
System Rev.	5.000%	10/1/21	(14)	4,425	4,707
Anaheim CA Public Finance Auth. Electric
System Rev.	5.000%	10/1/22	(14)	4,660	4,922
Anaheim CA Public Finance Auth. Electric
System Rev.	5.000%	10/1/24	(14)	5,175	5,416
Anaheim CA Public Finance Auth. Electric
System Rev.	5.000%	10/1/25	(14)	5,450	5,680
Anaheim CA Union High School Dist. GO	5.375%	8/1/12	(4)(Prere.)	1,250	1,402
Antioch CA Public Finance Auth. Reassessment
Rev.	5.000%	9/2/13	(2)	9,360	9,370
Bakersfield CA Wastewater Rev.	5.000%	9/15/24	(4)	7,600	7,940
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17	(2)	32,610	32,704
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17	(14)	50,000	50,216
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17	(10)	5,000	5,027
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/17		9,500	10,783
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/18		5,665	6,332
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23		11,625	12,287
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25		3,000	3,144
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26		10,000	10,426
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31		5,000	5,095

Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/34		9,485	9,644
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.150%	9/8/09		200	200
Burbank CA Public Finance Auth.	5.250%	12/1/12	(2)	3,540	3,710
Burbank CA Public Finance Auth.	5.250%	12/1/13	(2)	4,615	4,823
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/11	(14)	2,465	2,404
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/12	(14)	2,525	2,404
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/13	(14)	2,590	2,397
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/14	(14)	2,655	2,355
Cabrillo CA Community College Dist. Rev.	5.000%	8/1/27	(14)	8,710	8,881
California County CA Tobacco Securitization
Agency	0.000%	6/1/21		15,000	12,019
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/12	(3)(ETM)	90	101
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/12	(14)	3,550	3,967
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/24		5,000	5,420
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/26		8,465	9,097
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/26	(14)	3,535	3,726
California Educ. Fac. Auth. Rev. (College of Arts
& Crafts)	6.875%	6/1/14		360	367
California Educ. Fac. Auth. Rev. (College of Arts
& Crafts)	6.875%	6/1/15		380	384
California Educ. Fac. Auth. Rev. (College of Arts
& Crafts)	6.875%	6/1/16		400	401
California Educ. Fac. Auth. Rev. (St. Marys)
VRDO	0.230%	9/8/09	(14)LOC	3,000	3,000
California Educ. Fac. Auth. Rev. (Stanford Univ.)	5.000%	3/15/26		10,000	11,530
California Educ. Fac. Auth. Rev. (Univ. of
Southern California)	5.600%	10/1/09		1,260	1,265
California GO	5.750%	2/1/11	(14)	6,500	6,868
California GO	5.000%	2/1/12	(Prere.)	9,400	10,280
California GO	5.000%	4/1/12		2,000	2,150
California GO	5.000%	6/1/12		16,280	17,566
California GO	5.000%	3/1/13		20,640	22,467
California GO	5.000%	3/1/14		5,000	5,493
California GO	5.000%	10/1/14		2,000	2,214
California GO	5.000%	11/1/14		1,390	1,540
California GO	5.000%	3/1/15		1,000	1,100
California GO	5.375%	4/1/15		125	132
California GO	5.000%	12/1/15		1,470	1,591
California GO	5.000%	4/1/17		4,520	4,948
California GO	5.000%	4/1/17		11,000	12,043
California GO	5.250%	2/1/18	(14)	5,000	5,514
California GO	6.000%	2/1/18	(2)	6,240	7,192
California GO	5.000%	4/1/18		10,000	10,874
California GO	5.500%	4/1/18		25,000	28,054
California GO	5.000%	5/1/19		10,000	10,516
California GO	5.000%	8/1/19		30,000	31,569
California GO	5.000%	3/1/20		55,385	57,804
California GO	5.000%	8/1/20		10,000	10,542
California GO	5.000%	6/1/22		12,000	12,315
California GO	5.000%	9/1/23		12,120	12,386
California GO	5.000%	10/1/23		12,500	12,774
California GO	5.000%	12/1/23		2,500	2,561
California GO	5.000%	8/1/24		10,000	10,141

California GO	5.000%	8/1/24	(4)	37,225	37,523
California GO	5.000%	10/1/24		16,940	17,166
California GO	5.000%	11/1/24		10,000	10,149
California GO	5.000%	8/1/25		10,000	10,070
California GO	5.000%	12/1/25		21,015	21,170
California GO	5.000%	3/1/26		10,070	10,087
California GO	5.000%	4/1/26		37,480	37,556
California GO	5.000%	4/1/27		24,285	24,228
California GO	5.750%	4/1/27		31,455	33,208
California GO	5.000%	3/1/28		10,855	10,764
California GO	5.750%	4/1/28		30,000	31,602
California GO	5.000%	6/1/28		10,005	9,920
California GO	5.750%	4/1/31		41,000	42,840
California GO	6.500%	4/1/33		20,000	22,117
California GO CP	1.700%	9/2/09	LOC	2,506	2,506
California GO CP	1.750%	9/2/09	LOC	516	516
California GO CP	3.400%	9/2/09	LOC	1,074	1,074
California GO CP	1.700%	9/3/09	(14)LOC	1,311	1,311
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/16		2,170	2,186
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/19		1,025	1,015
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/33		2,000	1,743
California Health Fac. Finance Auth. Rev.
(California-Nevada Methodist)	5.000%	7/1/26		1,740	1,609
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/10	(14)	2,080	2,085
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/11	(14)	2,675	2,680
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/12	(14)	2,465	2,469
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/25		5,000	4,979
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/29		3,000	3,062
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/2/12		8,000	8,367
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/14		4,000	4,229
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/16		2,000	2,068
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/17		4,585	4,725
California Health Fac. Finance Auth. Rev.
(Children's Hosp. of Orange County)	6.250%	11/1/29		5,000	5,086
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	0.000%	10/1/09	(14)	7,140	7,133
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	10/1/09	(2)(ETM)	10,525	10,566
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/10	(4)(ETM)	5,310	5,384
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/11	(4)(ETM)	7,250	7,349
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	10/1/16	(ETM)	5,000	5,067
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/14	(2)	2,280	2,409

California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/15	(2)	2,245	2,336
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/16	(2)	2,515	2,600
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/17	(2)	2,630	2,703
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)	5.500%	7/1/10	(14)	3,570	3,571
California Health Fac. Finance Auth. Rev.
(Providence Health & Services)	6.250%	10/1/24		3,000	3,340
California Health Fac. Finance Auth. Rev.
(Providence Health & Services)	6.250%	10/1/28		4,000	4,383
California Health Fac. Finance Auth. Rev.
(Sisters of Providence)	6.000%	10/1/09	(2)	4,490	4,508
California Health Fac. Finance Auth. Rev. (St.
Joseph Health System)	5.500%	7/1/29		10,000	10,090
California Health Fac. Finance Auth. Rev. (St.
Joseph Health System) PUT	5.000%	10/16/14		15,000	15,734
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/14		2,715	2,853
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/15		3,000	3,101
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/16		6,275	6,448
California Health Fac. Finance Auth. Rev.
(Stanford Hospital) PUT	3.450%	6/15/11		10,000	10,298
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.500%	8/15/12	(4)	5,410	5,424
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.500%	8/15/12	(4)	1,030	1,033
California Housing Finance Agency Home
Mortgage	5.200%	8/1/28		4,500	4,536
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12		6,000	6,342
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/13		8,325	8,833
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10	(14)(Prere.)	2,435	2,553
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10	(14)(Prere.)	2,245	2,354
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/18	(14)	1,785	1,825
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/19	(14)	1,040	1,053
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/21	(14)	1,145	1,144
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/14		2,500	2,742
California Infrastructure & Econ. Dev. Bank Rev.
(Independent System Operator)	5.000%	2/1/11		10,000	10,398
California Infrastructure & Econ. Dev. Bank Rev.
(India Community Center) VRDO	0.120%	9/1/09	LOC	9,050	9,050
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/10		1,325	1,365
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/11		1,275	1,341
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/12		2,950	3,122
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/13		2,350	2,473

California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/14		2,250	2,364
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/15		2,430	2,540
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/16		3,620	3,764
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/17		3,820	3,951
1 California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	3.900%	12/1/11		9,000	9,513
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	4.000%	12/1/11		17,545	18,491
California Infrastructure & Econ. Dev. Bank Rev.
(Jewish Community Center of San Francisco)
VRDO	0.120%	9/1/09	LOC	9,000	9,000
California Infrastructure & Econ. Dev. Bank Rev.
(Santa Barbara Performing Arts) VRDO	0.200%	9/8/09	LOC	10,000	10,000
California Infrastructure & Econ. Dev. Bank Rev.
(Workers' Compensation)	5.250%	10/1/13	(2)	18,000	20,161
California Infrastructure & Econ. Dev. Bank Rev.
(Workers' Compensation)	5.250%	10/1/14	(2)	25,815	28,522
California PCR Financing Auth. (Pacific Gas &
Electric Co.) VRDO	0.100%	9/1/09	LOC	5,100	5,100
California PCR Financing Auth. Rev. (San Diego
Gas & Electric)	5.900%	6/1/14	(14)	17,135	18,887
California PCR Financing Auth. Solid Waste
Disposal Rev. (USA Waste Services) PUT	4.000%	6/1/10		1,000	982
2 California Pollution Control Finance Auth.
Environmental Improvement Rev. (BP West
Coast Products) PUT	2.600%	9/2/14		14,550	14,567
California Public Works Board Lease Rev.
(Butterfield)	5.000%	6/1/20		3,895	3,873
California Public Works Board Lease Rev.
(California State Univ.)	5.300%	10/1/15	(2)	6,655	6,661
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/11		3,500	3,649
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/12		5,000	5,278
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/12	(14)	10,625	11,281
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/18	(2)	27,790	28,301
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/21		10,000	10,101
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/22		10,000	10,054
California Public Works Board Lease Rev.
(Dept. of General Services)	6.000%	4/1/27		5,000	5,139
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/15		1,500	1,583
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/17		8,000	8,324
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/18		5,000	5,160
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/18	(14)	10,310	11,347
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/20	(14)	7,670	8,332

California Public Works Board Lease Rev. (Univ.
of California)	5.500%	6/1/14		9,750	10,537
California Public Works Board Lease Rev. (Univ.
of California)	5.375%	10/1/16	(14)	4,750	4,754
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	4/1/25		5,765	5,846
California Public Works Board Lease Rev. (Univ.
of California)	5.250%	11/1/26	(14)	9,010	9,204
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/10		3,500	3,604
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/11		7,000	7,463
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/12	(14)	10,000	10,878
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/13	(2)	18,335	20,091
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13		13,970	15,550
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/14		12,500	13,869
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/16		5,000	5,516
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/17		25,000	27,514
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21		50,000	53,353
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21		20,000	21,341
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.100%	9/1/09	LOC	1,800	1,800
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.100%	9/1/09	LOC	5,700	5,700
California State Econ. Recovery Bonds	5.250%	7/1/12		33,940	36,914
California State Econ. Recovery Bonds	5.250%	7/1/13		74,420	82,112
California State Econ. Recovery Bonds	5.250%	7/1/14		15,000	16,707
California State Econ. Recovery Bonds	5.250%	7/1/14	(14)	5,155	5,737
California State Econ. Recovery Bonds	5.000%	7/1/17	(3)	28,000	28,681
California State Econ. Recovery Bonds PUT	4.000%	3/1/10		22,180	22,407
California State Econ. Recovery Bonds PUT	5.000%	3/1/10		42,500	43,149
California State Econ. Recovery Bonds PUT	5.000%	7/1/10		55,000	56,378
California State Univ. Rev. Systemwide	5.375%	11/1/14	(14)	5,390	5,877
California State Univ. Rev. Systemwide	5.000%	11/1/22	(2)	18,440	18,996
California State Univ. Rev. Systemwide	5.000%	11/1/24		8,690	8,986
California State Univ. Rev. Systemwide	5.000%	11/1/25		11,820	12,171
California State Univ. Rev. Systemwide	5.000%	11/1/26		12,530	12,830
California State Univ. Rev. Systemwide	5.000%	11/1/27		5,000	5,095
California Statewide Communities Dev. Auth.
PCR (Southern California Edison) PUT	4.250%	11/1/16	(3)	15,000	14,509
California Statewide Communities Dev. Auth.
PCR (Southern California Edison) PUT	4.250%	11/1/16	(3)	25,000	24,182
California Statewide Community Dev. Auth. Rev.	4.500%	7/1/18	(4)	14,670	15,233
California Statewide Community Dev. Auth. Rev.
(Adventist Health)	5.000%	3/1/25		14,975	13,833
California Statewide Community Dev. Auth. Rev.
(Children's Hosp. of Los Angeles) COP	6.000%	6/1/11	(14)	2,365	2,466
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/11		1,885	1,919

California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/12		1,500	1,534
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/13		1,250	1,276
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/22		5,155	4,638
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/24		5,000	4,406
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/25		2,200	1,942
California Statewide Community Dev. Auth. Rev.
(Irvine Univ. of California East LLC)	5.500%	5/15/26		5,000	4,678
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.450%	5/1/11		8,750	8,837
California Statewide Community Dev. Auth. Rev.
(Lodi Memorial Hospital)	5.000%	12/1/22		8,000	7,743
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.125%	6/1/13	(2)	1,530	1,531
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.250%	6/1/14	(2)	1,610	1,610
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/13		6,920	7,527
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/14		5,335	5,748
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/15		7,780	8,268
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/23		10,000	10,264
California Statewide Community Dev. Auth. Rev.
(Presbyterian Homes)	7.000%	11/15/29		2,000	2,024
California Statewide Community Dev. Auth. Rev.
(Sherman Oaks Foundation)	5.500%	8/1/15	(2)	4,685	5,054
3 California Statewide Community Dev. Auth. Rev.
(Sutter Health) TOB VRDO	0.460%	9/8/09		17,000	17,000
Central CA USD GO	5.500%	8/1/29	(12)	3,000	3,142
Central Valley CA Financing Auth. Cogeneration
Project Rev. (Carson Ice)	5.000%	7/1/17		1,000	1,100
Central Valley CA Financing Auth. Cogeneration
Project Rev. (Carson Ice)	5.000%	7/1/19		765	834
Central Valley CA Financing Auth. Cogeneration
Project Rev. (Carson Ice)	5.250%	7/1/20		1,025	1,130
Chabot-Las Positas CA Community College
Dist.	5.000%	8/1/29	(2)	5,335	5,441
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.500%	8/1/10	(2)	3,095	3,252
Clovis CA USD GO	0.000%	8/1/12	(14)	4,715	4,374
Clovis CA USD GO	0.000%	8/1/18	(14)	3,645	2,385
Compton CA USD GO	5.250%	9/1/13	(14)(Prere.)	1,295	1,492
Compton CA USD GO	5.250%	9/1/13	(14)(Prere.)	1,460	1,682
Compton CA USD GO	5.250%	9/1/13	(14)(Prere.)	1,645	1,895
Contra Costa County CA Public Financing
Lease Rev.	5.000%	6/1/22	(14)	15,300	15,663
Corona-Norco CA USD	0.000%	8/1/20	(12)	1,825	1,037
Corona-Norco CA USD	0.000%	8/1/21	(12)	2,010	1,065
Corona-Norco CA USD	0.000%	8/1/22	(12)	1,700	843
Corona-Norco CA USD	0.000%	8/1/23	(12)	1,000	459
Corona-Norco CA USD	0.000%	8/1/25	(12)	1,325	532
Corona-Norco CA USD	0.000%	8/1/26	(12)	1,530	569

Corona-Norco CA USD	0.000%	8/1/27	(12)	1,500	516
Corona-Norco CA USD	0.000%	8/1/28	(12)	1,290	413
Culver City CA Redev. Financing Auth.	5.375%	11/1/16	(4)	3,260	3,345
Eastern California Muni. Water. Dist. Water &
Sewer COP	5.000%	7/1/26		5,245	5,438
Eastern California Muni. Water. Dist. Water &
Sewer COP	5.000%	7/1/27		6,220	6,408
Eastern California Muni. Water. Dist. Water &
Sewer COP	5.000%	7/1/28		1,000	1,022
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/21	(2)	2,145	2,039
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/23	(2)	2,875	2,661
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/24	(2)	3,475	3,201
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/26	(2)	4,480	4,045
Foothill-De Anza CA Community College Dist.
GO	6.000%	8/1/11		1,330	1,401
Foothill-De Anza CA Community College Dist.
GO	5.000%	8/1/27	(2)	14,820	15,318
Foothill/Eastern Corridor Agency California Toll
Road Rev.	5.250%	1/15/13	(14)	5,000	4,937
Foothill/Eastern Corridor Agency California Toll
Road Rev.	5.375%	1/15/15	(14)	5,000	4,822
Foothill/Eastern Corridor Agency California Toll
Road Rev.	0.000%	1/1/27	(ETM)	10,000	4,577
Foothill/Eastern Corridor Agency California Toll
Road Rev.	0.000%	1/1/28	(ETM)	7,655	3,302
Fresno CA Sewer Rev.	5.000%	9/1/24	(12)	830	880
Glendale CA School Dist. GO	5.750%	9/1/17	(14)	3,790	3,877
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13	(2)(Prere.)	1,930	2,143
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13	(Prere.)	3,550	4,006
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13	(3)(Prere.)	5,000	5,642
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13	(Prere.)	89,250	99,605
Golden State Tobacco Securitization Corp.
California	7.800%	6/1/13	(Prere.)	25,170	30,535
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27		34,655	31,414
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/33		17,500	13,986
Golden State Tobacco Securitization Corp.
California	0.000%	6/1/37		30,000	15,774
Grossmont CA Union High School Dist. GO	0.000%	8/1/28		3,210	946
Grossmont CA Union High School Dist. GO	0.000%	8/1/29		6,965	1,902
Grossmont-Cuyamaca CA Community College
Dist. Capital Appreciation	0.000%	8/1/25	(12)	14,010	6,381
Grossmont-Cuyamaca CA Community College
Dist. Capital Appreciation	0.000%	8/1/28	(12)	21,875	7,873
Huntington Beach CA Union High School Dist.
GO	5.000%	8/1/27	(4)	3,530	3,581
Imperial Irrigation Dist. of California (Electric
System) COP	5.200%	11/1/09	(14)	3,540	3,562
Inland Empire Tobacco Securitization Auth. Rev.	4.625%	6/1/21		9,675	8,679

Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.000%	11/1/10	(2)	1,470	1,527
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.000%	11/1/11	(2)	1,665	1,776
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.125%	11/1/12	(2)	2,540	2,761
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.125%	11/1/13	(2)	1,870	2,059
Irvine CA Public Fac. & Infrastructure Auth.
Assessment Rev.	4.600%	9/2/15	(2)	2,925	2,885
Irvine CA Public Fac. & Infrastructure Auth.
Assessment Rev.	4.700%	9/2/16	(2)	3,045	2,968
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/25	(2)	8,645	7,830
Kings River Conservation Dist. California COP	5.000%	5/1/12		2,715	2,766
Kings River Conservation Dist. California COP	5.000%	5/1/13		2,315	2,354
Kings River Conservation Dist. California COP	5.000%	5/1/14		3,500	3,495
Kings River Conservation Dist. California COP	5.000%	5/1/15	(ETM)	2,590	3,004
Kings River Conservation Dist. California COP	5.000%	5/1/15		1,755	1,734
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/18		8,665	7,683
Long Beach CA Community College Dist. GO	0.000%	6/1/29	(4)	6,380	1,946
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/09	(2)	3,735	3,760
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/10	(2)	3,860	4,033
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/17	(2)	3,670	4,005
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/14	(2)	3,435	3,511
Long Beach CA Finance Auth. Rev.	1.705%	11/15/25		16,845	12,613
Long Beach CA Finance Auth. Rev.	1.725%	11/15/26		22,025	16,354
Los Angeles CA Community College Dist. GO	5.000%	8/1/21	(4)	10,000	10,533
Los Angeles CA Community College Dist. GO	5.000%	8/1/24		6,500	6,862
Los Angeles CA Community College Dist. GO	5.000%	8/1/25		5,000	5,253
Los Angeles CA Community College Dist. GO	5.500%	8/1/25		5,000	5,476
Los Angeles CA Community College Dist. GO	5.000%	8/1/26		6,630	6,921
Los Angeles CA Community College Dist. GO	5.000%	8/1/27		4,250	4,408
Los Angeles CA Community College Dist. GO	5.000%	8/1/27		6,960	7,241
Los Angeles CA Convention & Exhibit Center
Auth. Lease Rev.	6.000%	8/15/10	(14)	10,975	11,391
Los Angeles CA Convention & Exhibit Center
Auth. Lease Rev.	6.125%	8/15/11	(14)	1,300	1,396
Los Angeles CA COP	5.000%	4/1/14	(2)	1,435	1,496
Los Angeles CA COP	5.000%	4/1/15	(2)	1,560	1,618
Los Angeles CA COP	5.000%	4/1/16	(2)	1,725	1,781
Los Angeles CA COP	5.000%	4/1/18	(2)	1,950	2,006
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/13	(14)	10,500	11,417
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/24		4,000	4,067
Los Angeles CA Dept. of Airports International
Airport Rev.	5.250%	5/15/25		3,000	3,091
Los Angeles CA Dept. of Water & Power Rev.	5.125%	10/15/13	(14)(ETM)	3,500	3,516
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/23	(4)	20,605	21,530
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/23		1,335	1,425
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24		2,770	2,939
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/26		2,350	2,464
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/27		1,655	1,724
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/27		5,000	5,199
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/28		2,000	2,066
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/29		1,670	1,719
Los Angeles CA GO	5.250%	9/1/12	(3)	2,000	2,220

Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	9/1/12	(14)	7,480	8,077
Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	8/1/25	(14)	7,725	7,738
Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	8/1/28	(14)	8,980	8,829
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/21	(14)	10,830	11,281
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/22	(14)	6,500	6,701
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/23	(14)	14,700	14,997
Los Angeles CA USD GO	4.500%	7/1/12	(4)	11,990	12,963
Los Angeles CA USD GO	4.500%	7/1/12	(4)	5,515	5,963
Los Angeles CA USD GO	5.500%	7/1/12	(14)	5,240	5,755
Los Angeles CA USD GO	6.000%	7/1/12	(3)	1,470	1,633
Los Angeles CA USD GO	5.000%	7/1/13	(4)	4,650	5,169
Los Angeles CA USD GO	5.000%	7/1/13		5,000	5,498
Los Angeles CA USD GO	5.000%	7/1/13	(4)(Prere.)	3,900	4,435
Los Angeles CA USD GO	6.000%	7/1/13	(3)	3,745	4,236
Los Angeles CA USD GO	5.000%	7/1/14	(4)	5,000	5,554
Los Angeles CA USD GO	5.000%	7/1/14		5,000	5,534
Los Angeles CA USD GO	6.000%	7/1/14	(3)	1,440	1,649
Los Angeles CA USD GO	5.000%	7/1/16	(3)	2,000	2,214
Los Angeles CA USD GO	5.000%	7/1/16	(4)	3,000	3,250
Los Angeles CA USD GO	5.000%	7/1/17	(4)	5,000	5,398
Los Angeles CA USD GO	5.000%	7/1/18	(2)	5,000	5,433
Los Angeles CA USD GO	5.000%	7/1/18	(2)	4,000	4,383
Los Angeles CA USD GO	5.000%	7/1/19	(3)	5,000	5,317
Los Angeles CA USD GO	5.000%	7/1/19	(3)	5,000	5,417
Los Angeles CA USD GO	5.000%	7/1/20	(2)	14,135	15,147
Los Angeles CA USD GO	5.000%	7/1/21	(2)	15,940	16,909
Los Angeles CA USD GO	5.000%	7/1/22	(2)	16,760	17,665
Los Angeles CA USD GO	4.500%	7/1/23	(4)	30,825	31,036
Los Angeles CA USD GO	5.000%	7/1/23	(2)	6,000	6,332
Los Angeles CA USD GO	5.000%	7/1/23	(4)	12,975	13,692
Los Angeles CA USD GO	5.000%	7/1/24	(4)	17,210	18,073
Los Angeles CA USD GO	5.000%	7/1/25	(2)	10,235	10,649
Los Angeles CA USD GO	5.250%	7/1/25		1,600	1,702
Los Angeles CA USD GO	4.500%	7/1/26	(2)	10,000	9,746
Los Angeles CA USD GO	5.000%	7/1/26		5,710	5,921
Los Angeles CA USD GO	4.500%	1/1/28	(14)	7,725	7,363
Los Angeles CA USD GO	5.000%	7/1/28	(2)	7,845	8,027
Los Angeles CA Wastewater System Rev.	5.000%	6/1/26	(14)	26,785	27,065
3 Los Angeles CA Wastewater System Rev. TOB
VRDO	0.250%	9/8/09	(14)	17,475	17,475
Los Angeles County CA Capital Asset Leasing
Corp. Rev.	6.000%	12/1/11	(2)	2,360	2,547
Los Angeles County CA Capital Asset Leasing
Corp. Rev.	6.000%	12/1/13	(2)	2,760	3,052
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	6.000%	7/1/11	(2)	2,745	2,989
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/13	(12)	1,450	1,612
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/17	(4)	10,000	10,815
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/14	(14)	24,180	25,275

Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/15	(14)	8,540	8,886
Los Angeles County CA Public Works Financing
Auth. Rev.	5.250%	10/1/17	(4)	1,000	1,123
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/19	(14)	4,860	4,816
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/20	(14)	6,155	6,042
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/21	(14)	6,460	6,267
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/22	(14)	6,790	6,519
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/23	(14)	2,175	2,060
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/24	(14)	3,095	2,915
Los Angeles County CA Schools COP	0.000%	8/1/11	(2)(ETM)	1,945	1,826
Los Angeles County CA Schools COP	0.000%	8/1/13	(2)(ETM)	2,010	1,711
2 M-S-R California Energy Auth. Rev.	7.000%	11/1/34		7,000	7,320
Metro. Water Dist. of Southern California
Waterworks Rev.	5.000%	1/1/31		1,250	1,301
Metro. Water Dist. of Southern California
Waterworks Rev.	5.000%	7/1/32		5,000	5,143
Modesto CA Irrigation Dist. COP	5.000%	7/1/17	(14)	3,165	3,316
Modesto CA Irrigation Dist. COP	5.000%	10/1/21	(2)	2,030	2,109
Modesto CA Irrigation Dist. COP	5.000%	10/1/22	(2)	2,515	2,589
Modesto CA Irrigation Dist. COP	5.000%	10/1/23	(2)	2,645	2,702
Modesto CA Irrigation Dist. COP	5.000%	7/1/27		3,855	3,871
Modesto CA Irrigation Dist. Finance Auth. Rev.	5.125%	9/1/15	(2)	4,365	4,389
MSR California Public Power Agency Rev. (San
Juan Project)	5.000%	7/1/13	(14)	1,500	1,564
MSR California Public Power Agency Rev. (San
Juan Project)	6.750%	7/1/20	(14)(ETM)	2,075	2,562
Natomas CA USD COP PUT	5.000%	2/1/10	(2)	6,895	6,888
New Haven CA USD GO	12.000%	8/1/12	(4)(Prere.)	3,440	4,443
New Haven CA USD GO	12.000%	8/1/15	(4)	2,905	4,357
Newark CA USD GO	0.000%	8/1/10	(4)	1,000	986
Newport Beach CA Rev. (Hoag Memorial Hosp.)
PUT	5.000%	2/7/13		5,000	5,328
Northern California Gas Auth. No. 1 Rev.	0.850%	7/1/13		19,770	18,065
Northern California Gas Auth. No. 1 Rev.	1.000%	7/1/17		23,385	19,410
Northern California Power Agency Rev.	5.250%	8/1/15	(2)	2,000	2,022
Oakland CA COP	5.000%	4/1/11	(2)	1,855	1,898
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/23	(12)	5,000	5,130
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/24	(12)	3,695	3,767
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/25	(12)	5,405	5,486
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/26	(12)	4,190	4,229
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Convention Center)	5.500%	10/1/12	(2)	3,000	3,160
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Convention Center)	5.500%	10/1/13	(2)	1,500	1,513
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/13	(14)	3,990	4,129
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/15	(14)	3,790	3,877
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/16	(14)	6,210	6,345

Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/20	(2)	12,870	12,263
Oakland CA USD GO	5.000%	8/1/19	(4)	13,425	13,836
Orange County CA Airport Rev.	5.000%	7/1/11	(4)	3,165	3,373
Orange County CA Airport Rev.	5.000%	7/1/17	(4)	1,725	1,873
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/14	(14)	1,415	1,454
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/15	(14)	1,485	1,519
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/16	(14)	1,570	1,598
Orange County CA Local Transp. Auth. Sales
Tax Rev.	5.700%	2/15/11	(2)	15,445	16,470
Orange County CA Recovery COP	6.000%	6/1/10	(14)(ETM)	3,800	3,960
Orange County CA Water Dist. Rev.	5.250%	8/15/34		7,000	7,315
Palo Alto CA USD GO	0.000%	8/1/24		15,890	7,696
Palomar Pomerado Health System California
Rev.	5.375%	11/1/10	(14)	2,670	2,698
Palomar Pomerado Health System California
Rev.	5.375%	11/1/12	(14)	7,080	7,130
Pasadena CA Electric Rev.	5.000%	6/1/17	(14)	2,320	2,417
Pasadena CA Electric Rev.	5.000%	6/1/18	(14)	2,535	2,629
Pomona CA Single Family Mortgage Rev.	7.600%	5/1/23	(ETM)	11,550	15,332
Port of Oakland CA Rev.	5.000%	11/1/11	(14)	5,160	5,502
Port of Oakland CA Rev.	5.000%	11/1/12	(14)	2,650	2,872
Port of Oakland CA Rev.	5.000%	11/1/19	(14)	7,750	8,039
Port of Oakland CA Rev.	5.000%	11/1/19	(14)	8,000	8,270
Port of Oakland CA Rev.	5.000%	11/1/20	(14)	6,400	6,534
Port of Oakland CA Rev.	5.000%	11/1/26	(14)	9,700	9,622
Poway CA USD GO	0.000%	8/1/17		2,000	1,438
Poway CA USD GO	0.000%	8/1/18		4,565	3,074
Poway CA USD GO	0.000%	8/1/19		5,425	3,410
Poway CA USD GO	0.000%	8/1/20		3,280	1,916
Poway CA USD GO	0.000%	8/1/28		9,070	2,905
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/16	(10)	5,480	6,248
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/17	(10)	5,855	6,646
Rancho Cucamonga CA Redev. Agency Tax
Allocation (Rancho Redev.)	5.000%	9/1/10	(2)	3,820	3,896
Rancho Cucamonga CA Redev. Agency Tax
Allocation (Rancho Redev.)	5.000%	9/1/15	(2)	2,835	2,920
Rancho Cucamonga CA Redev. Agency Tax
Allocation (Rancho Redev.)	5.000%	9/1/16	(2)	5,100	5,185
Rancho Mirage CA Joint Powers Financing
Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/27		12,000	11,441
Riverside CA Electric Rev.	5.375%	10/1/13	(2)	3,595	3,642
Riverside CA Electric Rev.	5.000%	10/1/24	(4)	1,000	1,059
Riverside CA Electric Rev.	5.000%	10/1/25	(4)	2,000	2,109
Riverside CA Electric Rev.	5.000%	10/1/26	(4)	2,500	2,619
Riverside CA Electric Rev.	5.000%	10/1/27	(4)	3,570	3,715
Rocklin CA USD	0.000%	8/1/23	(14)	7,030	3,118
Rocklin CA USD	0.000%	8/1/24	(14)	2,965	1,225
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/18		2,280	2,156
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/19		10,000	9,466
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/11	(14)	4,730	4,764
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/14	(14)	5,500	5,540
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/15	(14)	5,755	5,797
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/17	(14)	4,760	4,794
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/17		1,250	1,380
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/18		725	798
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/19		900	986
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/20		1,250	1,385
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/21		1,000	1,101

Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/12	(4)(Prere.)	4,395	4,984
Sacramento CA Financing Auth. Lease Rev.	5.000%	11/1/14	(14)	4,170	4,265
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/14	(4)	1,630	1,801
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/19	(14)	12,860	13,397
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/20	(14)	13,670	14,111
Sacramento CA Muni. Util. Dist. Financing Auth.
Rev.	5.000%	7/1/21	(14)	7,710	7,538
Sacramento CA Muni. Util. Dist. Rev.	6.250%	8/15/10	(14)(ETM)	10,030	10,536
Sacramento CA Muni. Util. Dist. Rev.	5.000%	11/15/12	(14)	2,185	2,362
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/13	(4)	1,000	1,062
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/14	(4)	2,500	2,635
Sacramento CA Muni. Util. Dist. Rev.	5.000%	8/15/16	(4)	7,800	8,816
Sacramento CA Muni. Util. Dist. Rev.	5.000%	7/1/17	(14)	4,000	4,081
Sacramento CA Muni. Util. Dist. Rev.	5.250%	7/1/24	(2)	10,000	10,328
Sacramento County CA Airport Rev.	5.000%	7/1/23	(4)	2,000	2,112
Sacramento County CA Airport Rev.	5.000%	7/1/24	(4)	2,500	2,625
Sacramento County CA Airport Rev.	5.000%	7/1/24	(4)	1,785	1,875
Sacramento County CA Public Fac. Finance
Corp. COP (Main Detention Fac.)	5.500%	6/1/10	(14)(ETM)	1,255	1,297
Sacramento County CA Sanitation Dist.
Financing Auth.	6.000%	12/1/13		2,500	2,673
Sacramento County CA Sanitation Dist.
Financing Auth.	6.000%	12/1/15		2,500	2,663
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/21	(14)	1,850	1,961
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/22	(14)	5,495	5,775
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/23	(14)	7,030	7,358
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/36	(14)	2,000	2,006
Sacramento County CA Sanitation Dist.
Financing Auth. VRDO	0.120%	9/1/09		1,700	1,700
Sacramento County CA Sanitation Dist.
Financing Auth. VRDO	0.120%	9/1/09	LOC	1,550	1,550
Sacramento County CA Water Financing Auth.
Rev. Agency Zones	5.000%	6/1/13	(2)(Prere.)	1,235	1,395
San Bernardino CA Community College Dist.	5.000%	8/1/27	(4)	11,580	11,941
San Bernardino County CA Justice Center and
Airport COP	5.000%	7/1/14	(14)	5,585	5,828
San Bernardino County CA Medical Center COP	5.500%	8/1/17	(14)	5,250	5,423
San Bernardino County CA Medical Center COP	6.500%	8/1/17	(14)	5,000	5,236
San Bernardino County CA Medical Center COP	5.500%	8/1/22	(14)	8,940	8,874
San Bernardino County CA Trans. Auth. Sales
Tax Rev.	5.000%	5/1/12		5,000	5,384
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/12	(2)	3,000	3,037
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/14	(2)	5,680	5,745
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.250%	5/15/25		2,000	2,117
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/27		6,000	6,124
San Diego CA Public Fac. Financing Auth.
Water Rev.	5.000%	8/1/27		4,215	4,318
San Diego CA Public Fac. Financing Auth.
Water Rev.	5.125%	8/1/28		5,000	5,143
San Diego CA USD GO	0.000%	7/1/14	(14)	3,400	2,905
San Diego CA USD GO	5.500%	7/1/17	(14)	2,595	2,990
San Diego CA USD GO	0.000%	7/1/18	(14)	9,500	6,426

San Diego CA USD GO	5.500%	7/1/20	(14)	11,390	13,030
San Diego CA USD GO	5.500%	7/1/20	(4)	9,490	10,722
San Diego CA USD GO	5.500%	7/1/21	(4)	11,470	12,883
San Diego CA USD GO	5.500%	7/1/22	(4)	12,790	14,277
San Diego CA USD GO	5.500%	7/1/23	(4)	9,210	10,256
San Diego CA USD GO	0.000%	7/1/26		8,425	3,314
San Diego CA USD GO	5.500%	7/1/26	(4)	7,490	8,358
San Diego CA USD GO	0.000%	7/1/27		8,500	3,109
San Diego CA USD GO	0.000%	7/1/28		8,000	2,726
San Diego CA Water Auth. Rev. COP	5.250%	5/1/15	(14)	6,215	7,054
San Diego CA Water Auth. Rev. COP	5.250%	5/1/16	(14)	7,880	8,976
San Diego CA Water Auth. Rev. COP	5.250%	5/1/21	(14)	6,725	7,489
San Diego CA Water Auth. Rev. COP	5.250%	5/1/22	(14)	7,075	7,835
San Diego CA Water Auth. Rev. COP	5.000%	5/1/24	(4)	6,000	6,347
San Diego County CA COP	5.000%	2/1/22	(2)	2,000	2,036
San Diego County CA COP	5.000%	2/1/24	(2)	1,500	1,517
San Diego County CA COP	5.000%	2/1/26	(2)	1,000	1,005
San Diego County CA Regional Building Auth.	5.000%	2/1/23		4,285	4,528
San Diego County CA Regional Building Auth.	5.000%	2/1/25		4,820	5,033
San Diego County CA Regional Building Auth.	5.250%	2/1/26		1,140	1,184
San Diego County CA Regional Building Auth.	5.000%	2/1/27		2,420	2,493
San Diego County CA Regional Building Auth.	5.500%	2/1/28		5,780	6,124
San Francisco CA City & County COP (San
Bruno Jail)	5.250%	10/1/14	(2)	2,860	2,925
San Francisco CA City & County COP (San
Bruno Jail)	5.125%	10/1/17	(2)	1,000	1,022
San Francisco CA City & County GO (Laguna
Honda Hosp.)	5.000%	6/15/16	(2)	8,000	8,783
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12	(14)(Prere.)	4,015	4,447
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/13	(14)	2,430	2,584
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/14	(14)	3,185	3,358
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/26		25,000	25,293
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/27	(14)	13,075	13,140
San Francisco CA City & County Redev. Agency
Lease Rev. (Moscone Center)	5.000%	7/1/16	(4)	3,270	3,485
San Francisco CA City & County Water Rev.	5.000%	11/1/17	(14)	4,865	5,248
San Joaquin County CA Delta Community
College Dist. Election GO	0.000%	8/1/26	(4)	15,500	5,768
San Joaquin County CA Delta Community
College Dist. Election GO	0.000%	8/1/27	(4)	15,500	5,328
San Joaquin County CA Transp. Auth. Rev.
Notes	5.000%	4/1/11		10,000	10,366
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/11	(14)	7,140	6,715
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/14	(14)	5,500	4,310
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/1/23	(ETM)	16,000	9,156
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/1/25	(ETM)	17,750	9,080
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/1/26	(ETM)	14,350	6,937
San Jose CA Airport Rev.	5.375%	3/1/13	(4)	4,945	5,390

San Jose CA Airport Rev.	5.375%	3/1/14	(4)	7,550	8,141
San Jose CA Airport Rev.	5.375%	3/1/15	(4)	7,950	8,506
San Jose CA Airport Rev.	5.000%	3/1/24	(2)	2,035	2,029
San Jose CA Airport Rev.	5.000%	3/1/25	(2)	3,385	3,345
San Jose CA Airport Rev.	5.000%	3/1/26	(2)	3,850	3,778
San Jose CA Financing Auth. Lease Rev.	5.000%	9/1/13	(14)	9,570	10,084
San Jose CA Redev. Agency	5.250%	8/1/13	(14)	5,000	5,176
San Jose CA Redev. Agency	5.250%	8/1/14	(14)	5,000	5,174
San Jose CA Redev. Agency	5.000%	8/1/24	(14)	23,360	21,423
San Jose CA Redev. Agency	5.000%	8/1/25	(14)	18,505	16,765
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/11	(Prere.)	1,000	1,080
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/11	(Prere.)	2,045	2,216
San Mateo CA Union High School Dist. GO	0.000%	9/1/10	(14)	1,200	1,180
San Mateo CA Union High School Dist. GO	0.000%	9/1/12	(14)	1,180	1,092
San Mateo CA Union High School Dist. GO	0.000%	9/1/13	(14)	1,715	1,527
San Mateo CA Union High School Dist. GO	0.000%	9/1/14	(14)	1,500	1,274
San Mateo County CA Community College Dist.
GO	5.375%	9/1/15	(14)	1,300	1,434
San Mateo County CA Community College Dist.
GO	0.000%	9/1/21	(14)	4,645	2,554
San Mateo County CA Community College Dist.
GO	0.000%	9/1/22	(14)	5,675	2,878
San Mateo County CA Community College Dist.
GO	0.000%	9/1/24	(14)	2,825	1,230
San Mateo County CA Community College Dist.
GO	0.000%	9/1/25	(14)	4,000	1,632
San Mateo County CA Community College Dist.
GO	5.000%	9/1/26		3,170	3,291
San Mateo County CA Joint Powers Auth. Lease
Rev.	4.625%	7/15/25		2,455	2,454
San Mateo County CA Joint Powers Auth. Lease
Rev.	5.250%	7/15/28		2,000	2,064
Santa Ana CA Community Redev. Agency Tax
Allocation (South Main Street)	5.000%	9/1/18	(14)	2,685	2,694
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/09	(14)	3,040	3,040
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/10	(14)	1,600	1,637
Santa Barbara County CA COP	5.250%	12/1/12	(2)	1,000	1,099
Santa Barbara County CA COP	5.250%	12/1/13	(2)	2,355	2,578
Santa Barbara County CA COP	5.250%	12/1/15	(2)	1,065	1,166
Santa Barbara County CA COP	5.250%	12/1/16	(2)	1,760	1,927
Santa Clara CA Electric Rev.	5.250%	7/1/18	(14)	1,720	1,789
Santa Clara CA Electric Rev. VRDO	0.120%	9/1/09	LOC	4,960	4,960
Santa Clara County CA Financing Auth. Lease
Rev.	7.750%	11/15/10	(2)	4,500	4,851
Santa Clara County CA Financing Auth. Lease
Rev.	5.500%	5/15/11	(2)	4,535	4,717
Santa Clara County CA Financing Auth. Lease
Rev.	7.750%	11/15/11	(2)	1,000	1,134
Santa Clara County CA Financing Auth. Lease
Rev.	5.500%	5/15/12	(2)	4,785	4,965
Santa Clara County CA Financing Auth. Lease
Rev.	5.000%	11/15/17		11,540	12,772
Santa Clara County CA Financing Auth. Lease
Rev.	5.000%	11/15/18		7,920	8,726
Santa Clara County CA Financing Auth. Lease
Rev.	5.000%	5/15/28		10,000	10,162
Santa Clara Valley CA Transp. Auth. Sales Tax
Rev.	5.000%	4/1/32	(2)	5,125	5,189

Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/10	(2)	2,245	2,249
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/10	(14)	4,630	4,834
Santa Monica CA Community College Dist.	0.000%	8/1/26		11,025	4,261
Santa Rosa CA Waste Water Rev.	0.000%	9/1/28	(4)	11,095	3,744
Simi Valley CA USD	0.000%	8/1/26	(4)	3,030	1,083
Simi Valley CA USD	0.000%	8/1/27	(4)	2,900	954
Solano County CA COP	5.000%	11/1/17	(14)	4,110	4,542
Solano County CA COP	5.000%	11/1/18	(14)	3,810	4,156
Solano County CA COP	5.000%	11/1/19	(14)	3,995	4,317
Solano County CA COP	5.000%	11/1/20	(14)	4,195	4,473
Solano County CA COP	5.000%	11/1/21	(14)	4,405	4,646
South Orange County CA Public Finance Auth.
Rev.	7.000%	9/1/09	(14)	5,000	5,000
South Orange County CA Public Finance Auth.
Rev.	7.000%	9/1/10	(14)	3,300	3,437
South Orange County CA Public Finance Auth.
Rev.	7.000%	9/1/11	(14)	3,490	3,724
South Orange County CA Public Finance Auth.
Rev.	5.375%	8/15/12	(4)	5,605	5,678
South Orange County CA Public Finance Auth.
Rev.	5.250%	8/15/13	(2)	2,290	2,304
South San Francisco CA Redev. Agency Tax
Allocation	5.000%	9/1/31	(14)	7,255	6,210
Southern California Public Power Auth. (Natural
Gas Project) Rev.	5.250%	11/1/23		5,250	5,017
Southern California Public Power Auth. (Natural
Gas Project) Rev.	5.250%	11/1/24		5,000	4,897
Southern California Public Power Auth. (Natural
Gas Project) Rev.	5.250%	11/1/25		5,000	4,852
Southern California Public Power Auth. (Natural
Gas Project) Rev.	5.250%	11/1/26		2,500	2,417
Southern California Public Power Auth. Rev.
(San Juan Unit)	5.500%	1/1/13	(4)	3,500	3,897
Southern California Public Power Auth. Rev.
(Transmission Project)	5.000%	7/1/23		5,000	5,245
Tobacco Securitization Auth. Rev. (Southern
California Tobacco Settlement)	4.750%	6/1/25		9,240	8,220
Tulare County CA COP	5.000%	8/15/15	(14)	6,460	6,989
Univ. of California Regents	5.000%	5/15/19	(14)	5,075	5,456
Univ. of California Regents	5.000%	5/15/20	(14)	5,065	5,396
Univ. of California Regents	5.000%	5/15/25		19,385	20,214
Univ. of California Regents	5.000%	5/15/26		14,095	14,614
Univ. of California Rev.	3.000%	5/15/11		1,235	1,277
Univ. of California Rev.	3.000%	5/15/12		2,000	2,085
Univ. of California Rev.	5.000%	5/15/17	(4)	20,620	22,985
Univ. of California Rev.	5.000%	5/15/18	(4)	10,000	11,015
Univ. of California Rev.	5.000%	5/15/19	(4)	4,275	4,668
Univ. of California Rev.	5.000%	5/15/20	(4)	30,900	33,364
Univ. of California Rev.	5.000%	5/15/21	(4)	14,915	15,962
Univ. of California Rev.	5.750%	5/15/25		3,000	3,401
Univ. of California Rev.	5.000%	5/15/26	(14)	10,000	10,454
Univ. of California Rev.	5.000%	5/15/34		5,000	5,088
Univ. of California Rev. (Multiple Purpose
Project)	5.125%	9/1/09	(3)(Prere.)	3,150	3,182
Univ. of California Rev. (Multiple Purpose
Project)	5.000%	9/1/11	(4)(Prere.)	4,820	5,269
Univ. of California Rev. (San Diego Medical
Center)	5.125%	12/1/14	(4)	4,290	4,440

Univ. of California Rev. (San Diego Medical
Center)	5.125%	12/1/15	(4)	4,515	4,655
Ventura County CA Community College Dist.
GO	5.000%	8/1/16	(14)	3,100	3,403
Ventura County CA Community College Dist.
GO	5.000%	8/1/17	(14)	2,300	2,525
Ventura County CA Community College Dist.
GO	0.000%	8/1/28		15,000	4,614
Vista CA USD GO	5.375%	8/1/12	(4)(Prere.)	1,695	1,901
Vista CA USD GO	5.375%	8/1/12	(4)(Prere.)	1,455	1,632
Vista CA USD GO	5.375%	8/1/15	(4)	150	164
Vista CA USD GO	5.375%	8/1/16	(4)	190	207
Vista CA USD GO	5.375%	8/1/17	(4)	160	174
West Contra Costa CA USD	6.000%	8/1/26		5,000	5,560
Western Placer County CA USD PUT	3.625%	12/1/09	(4)	8,500	8,545
					4,631,119
Puerto Rico (2.4%)
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.250%	7/1/12	(14)(ETM)	1,000	1,143
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/10		7,500	7,645
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/11		12,500	12,931
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/11	(4)	6,050	6,248
Puerto Rico Electric Power Auth. Rev.	6.000%	7/1/12	(14)	8,235	8,843
Puerto Rico GO	6.500%	7/1/11	(14)	2,500	2,646
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/13	(14)	2,250	2,359
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/21	(3)	5,000	4,969
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23	(3)	5,835	5,746
Puerto Rico Muni. Finance Agency	5.625%	8/1/10	(4)	17,775	18,002
Puerto Rico Muni. Finance Agency	5.750%	8/1/11	(4)	13,560	13,730
Puerto Rico Muni. Finance Agency	5.750%	8/1/11	(4)	7,750	7,847
Puerto Rico Muni. Finance Agency	5.000%	7/1/14	(11)	1,360	1,374
Puerto Rico Muni. Finance Agency	5.250%	7/1/16	(11)	1,400	1,411
Puerto Rico Muni. Finance Agency	5.250%	7/1/18	(11)	1,000	992
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12	LOC	20,000	20,519
					116,405
Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/15		2,200	2,231

Total Investments (99.4%) (Cost $4,739,436)					4,749,755
Other Assets and Liabilities-Net (0.6%)					27,049
Net Assets (100%)					4,776,804

1	Securities with a value of $2,433,000 have been segregated as initial margin for open futures contracts.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of August 31, 2009.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the aggregate value of these securities was $34,475,000, representing 0.7% of net assets.

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

California Intermediate-Term Tax-Exempt Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2009, the cost of investment securities for tax purposes was $4,742,114,000. Net unrealized appreciation of investment securities for tax purposes was $7,641,000, consisting of unrealized gains of $90,772,000 on securities that had risen in value since their purchase and $83,131,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	December 2009	(591)	70,772	(304)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

California Intermediate-Term Tax-Exempt Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	4,749,755	—
Futures Contracts—Liabilities[1]	(345)	—	—
Total	(345)	4,749,755	—
1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits
(a) Certifications

VANGUARD CALIFORNIA TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2009

VANGUARD CALIFORNIA TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2009

VANGUARD CALIFORNIA TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 22, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.